December 31, 2004	• Pacific Select Fund • Separate Account A of Pacific Life Insurance Company

Annual
Report

Pacific Select

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-5
Statements of Changes in Net Assets	D-9
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Special Meetings of Shareholders	H-3
Where to Go for More Information	I-1

SEPARATE ACCOUNT A

Financial Statements:
Statements of Assets and Liabilities	J-1
Statements of Operations	J-6
Statements of Changes in Net Assets	J-11
Financial Highlights	K-1
Notes to Financial Statements	L-1
Report of Independent Registered Public Accounting Firm	M-1

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$1,687,726
Aggressive Growth Portfolio		$64,679
Diversified Research Portfolio			$442,336
Short Duration Bond Portfolio				$1,282,095
I-Net Tollkeeper PortfolioSM					$50,080
Financial Services Portfolio						$81,901
Health Sciences Portfolio							$104,231
Technology Portfolio								$79,170
Receivables:
Due from Pacific Life Insurance Company	1,389	—	138	1,967	15	17	—	—
Fund shares redeemed	—	1	—	—	—	—	9	39

Total Assets	1,689,115	64,680	442,474	1,284,062	50,095	81,918	104,240	79,209

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1	—	—	—	—	9	39
Fund shares purchased	1,389	—	138	1,967	15	17	—	—
Other	110	4	31	63	4	6	6	6

Total Liabilities	1,499	5	169	2,030	19	23	15	45

NET ASSETS	$1,687,616	$64,675	$442,305	$1,282,032	$50,076	$81,895	$104,225	$79,164

NET ASSETS CONSIST OF:
Accumulation Units	$1,687,190	$64,672	$442,177	$1,281,613	$50,068	$81,889	$104,220	$79,151
Contracts in payout (annuitization) period	426	3	128	419	8	6	5	13

NET ASSETS	$1,687,616	$64,675	$442,305	$1,282,032	$50,076	$81,895	$104,225	$79,164

Shares Owned in each Portfolio	215,467	7,324	37,544	130,859	11,276	7,525	10,711	16,902

Cost of Investments	$1,578,250	$50,743	$371,088	$1,300,616	$33,842	$64,542	$85,588	$59,302

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Focused 30 Portfolio	$77,344
Growth LT Portfolio		$1,219,600
Mid-Cap Value Portfolio			$1,371,666
International Value Portfolio				$1,612,172
Capital Opportunities Portfolio					$324,609
International Large-Cap Portfolio						$1,547,363
Equity Index Portfolio							$782,746
Small-Cap Index Portfolio								$915,002
Receivables:
Due from Pacific Life Insurance Company	—	—	129	—	138	—	53	161
Fund shares redeemed	372	117	—	4,897	—	3,205	—	—
Other	—	—	—	21	—	—	—	—

Total Assets	77,716	1,219,717	1,371,795	1,617,090	324,747	1,550,568	782,799	915,163

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	372	117	—	4,897	—	3,205	—	—
Fund shares purchased	—	—	129	—	138	—	53	161
Other	5	73	85	—	17	73	52	69

Total Liabilities	377	190	214	4,897	155	3,278	105	230

NET ASSETS	$77,339	$1,219,527	$1,371,581	$1,612,193	$324,592	$1,547,290	$782,694	$914,933

NET ASSETS CONSIST OF:
Accumulation Units	$77,322	$1,218,923	$1,371,004	$1,611,501	$324,541	$1,546,844	$782,193	$914,615
Contracts in payout (annuitization) period	17	604	577	692	51	446	501	318

NET ASSETS	$77,339	$1,219,527	$1,371,581	$1,612,193	$324,592	$1,547,290	$782,694	$914,933

Shares Owned in each Portfolio	9,439	63,039	75,184	108,796	37,133	196,726	27,199	66,510

Cost of Investments	$59,349	$1,132,834	$959,966	$1,162,181	$278,601	$1,148,100	$657,964	$699,935

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street® Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Multi-Strategy Portfolio	$368,950
Main Street® Core Portfolio		$1,027,490
Emerging Markets Portfolio			$549,959
Inflation Managed Portfolio				$1,991,235
Managed Bond Portfolio					$2,303,328
Small-Cap Value Portfolio						$525,296
Money Market Portfolio							$578,870
High Yield Bond Portfolio								$710,341
Receivables:
Due from Pacific Life Insurance Company	—	448	—	1,171	3,259	—	—	272
Fund shares redeemed	158	—	83	—	—	2,129	13,396	—
Other	—	—	248	—	—	—	—	8

Total Assets	369,108	1,027,938	550,290	1,992,406	2,306,587	527,425	592,266	710,621

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	158	—	83	—	—	2,129	13,396	—
Fund shares purchased	—	448	—	1,171	3,259	—	—	272
Other	22	67	—	137	165	25	159	—

Total Liabilities	180	515	83	1,308	3,424	2,154	13,555	272

NET ASSETS	$368,928	$1,027,423	$550,207	$1,991,098	$2,303,163	$525,271	$578,711	$710,349

NET ASSETS CONSIST OF:
Accumulation Units	$368,604	$1,026,591	$550,008	$1,989,785	$2,301,880	$525,114	$575,172	$709,995
Contracts in payout (annuitization) period	324	832	199	1,313	1,283	157	3,539	354

NET ASSETS	$368,928	$1,027,423	$550,207	$1,991,098	$2,303,163	$525,271	$578,711	$710,349

Shares Owned in each Portfolio	22,541	50,688	41,883	160,779	204,066	34,807	57,395	99,320

Cost of Investments	$328,975	$998,471	$335,694	$1,846,305	$2,225,651	$409,257	$578,006	$641,543

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap	Prudential
	Income	Equity	Equity	Value	Comstock	Estate	Growth	Jennison
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Equity Income Portfolio	$200,476
Equity Portfolio		$224,920
Aggressive Equity Portfolio			$180,525
Large-Cap Value Portfolio				$2,399,137
Comstock Portfolio					$670,119
Real Estate Portfolio						$590,517
Mid-Cap Growth Portfolio							$191,069
Prudential Jennison Portfolio (II)								$546
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1,963	499	40	279	—
Fund shares redeemed	78	91	61	—	—	—	—	—

Total Assets	200,554	225,011	180,586	2,401,100	670,618	590,557	191,348	546

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	78	91	61	—	—	—	—	—
Fund shares purchased	—	—	—	1,963	499	40	279	—
Other	12	15	4	138	37	35	12	—

Total Liabilities	90	106	65	2,101	536	75	291	—

NET ASSETS	$200,464	$224,905	$180,521	$2,398,999	$670,082	$590,482	$191,057	$546

NET ASSETS CONSIST OF:
Accumulation Units	$200,280	$224,728	$180,413	$2,398,111	$669,923	$590,203	$191,036	$546
Contracts in payout (annuitization) period	184	177	108	888	159	279	21	—

NET ASSETS	$200,464	$224,905	$180,521	$2,398,999	$670,082	$590,482	$191,057	$546

Shares Owned in each Portfolio	16,943	12,377	16,768	190,148	64,845	27,813	28,022	30

Cost of Investments	$157,915	$220,094	$129,774	$2,115,985	$537,984	$362,641	$146,289	$367

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004
(In thousands)

						One Group	One Group	One Group	One Group
		SP William Blair	SP Prudential	One Group	One Group	Investment Trust	Investment Trust	Investment Trust	Investment Trust
		International	U.S. Emerging	Investment Trust	Investment Trust	Diversified	Large Cap	Mid Cap	Mid Cap
	Value	Growth	Growth	Bond	Equity Index	Equity	Growth	Value	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Value Portfolio (II)	$837
SP William Blair International Growth Portfolio (II) (1)		$715
SP Prudential U.S. Emerging Growth Portfolio (II)			$270
One Group Investment Trust Bond Portfolio				$32,175
One Group Investment Trust Equity Index Portfolio					$226
One Group Investment Trust Diversified Equity Portfolio						$70
One Group Investment Trust Large Cap Growth Portfolio							$29,389
One Group Investment Trust Mid Cap Value Portfolio								$12,650
One Group Investment Trust Mid Cap Growth Portfolio									$86
Receivables:
Due from Pacific Life Insurance Company	—	—	—	276	—	—	285	114	—

Total Assets	837	715	270	32,451	226	70	29,674	12,764	86

LIABILITIES
Payables:
Fund shares purchased	—	—	—	276	—	—	285	114	—
Other	—	1	—	2	—	—	1	1	—

Total Liabilities	—	1	—	278	—	—	286	115	—

NET ASSETS	$837	$714	$270	$32,173	$226	$70	$29,388	$12,649	$86

NET ASSETS CONSIST OF:
Accumulation Units	$837	$714	$270	$32,173	$226	$70	$29,388	$12,649	$86
Contracts in payout (annuitization) period	—	—	—	—	—	—	—	—	—

NET ASSETS	$837	$714	$270	$32,173	$226	$70	$29,388	$12,649	$86

Shares Owned in each Portfolio	42	106	34	2,810	21	5	2,200	800	5

Cost of Investments	$622	$400	$208	$31,900	$209	$67	$27,624	$11,727	$82

(1)	Formerly named SP Jennison International Growth Variable Account and SP Jennison International Growth Portfolio.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$10,160	$—	$2,465	$27,214	$—	$693	$—	$—

Total Investment Income	10,160	—	2,465	27,214	—	693	—	—

EXPENSES
Mortality and expense risk fees and administrative fees	19,614	889	5,498	15,819	724	1,258	1,606	1,234
Charges for Stepped-Up death benefit rider	472	25	148	342	15	32	41	32
Charges for Premier death benefit rider	320	25	133	236	20	37	43	32

Total Expenses	20,406	939	5,779	16,397	759	1,327	1,690	1,298

Net Investment Income (Loss)	(10,246)	(939)	(3,314)	10,817	(759)	(634)	(1,690)	(1,298)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(7,029)	(212)	(1,182)	(1,751)	361	315	(844)	(1,441)
Change in net unrealized appreciation (depreciation) on investments	75,573	6,614	41,682	(14,056)	4,700	5,688	7,267	3,059

Net Gain (Loss) on Investments	68,544	6,402	40,500	(15,807)	5,061	6,003	6,423	1,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,298	$5,463	$37,186	($4,990)	$4,302	$5,369	$4,733	$320

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$36	$—	$4,479	$23,139	$2,177	$13,665	$12,831	$5,152

Total Investment Income	36	—	4,479	23,139	2,177	13,665	12,831	5,152

EXPENSES
Mortality and expense risk fees and administrative fees	958	15,929	16,371	19,390	3,919	17,647	10,846	10,201
Charges for Stepped-Up death benefit rider	25	364	387	419	99	414	210	243
Charges for Premier death benefit rider	21	314	350	321	68	296	223	223

Total Expenses	1,004	16,607	17,108	20,130	4,086	18,357	11,279	10,667

Net Investment Income (Loss)	(968)	(16,607)	(12,629)	3,009	(1,909)	(4,692)	1,552	(5,515)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(84)	(106,148)	(3,569)	(6,787)	(7,979)	(2,170)	(13,613)	(3,194)
Change in net unrealized appreciation on investments	9,490	219,455	255,777	200,921	39,251	214,718	75,478	128,285

Net Gain on Investments	9,406	113,307	252,208	194,134	31,272	212,548	61,865	125,091

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,438	$96,700	$239,579	$197,143	$29,363	$207,856	$63,417	$119,576

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$6,154	$12,773	$7,818	$122,196	$87,835	$16,299	$7,067	$46,503

Total Investment Income	6,154	12,773	7,818	122,196	87,835	16,299	7,067	46,503

EXPENSES
Mortality and expense risk fees and administrative fees	5,238	12,843	5,212	25,019	31,347	5,666	10,495	9,630
Charges for Stepped-Up death benefit rider	119	297	112	523	677	131	176	196
Charges for Premier death benefit rider	99	246	85	409	595	83	205	176

Total Expenses	5,456	13,386	5,409	25,951	32,619	5,880	10,876	10,002

Net Investment Income (Loss)	698	(613)	2,409	96,245	55,216	10,419	(3,809)	36,501

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(2,717)	(8,472)	(1,825)	(3,031)	(4,982)	(2,370)	114	(2,361)
Change in net unrealized appreciation (depreciation) on investments	30,050	82,786	133,189	29,421	26,956	74,601	(68)	11,694

Net Gain on Investments	27,333	74,314	131,364	26,390	21,974	72,231	46	9,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,031	$73,701	$133,773	$122,635	$77,190	$82,650	($3,763)	$45,834

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004
(In thousands)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap	Prudential
	Income	Equity	Equity	Value	Comstock	Estate	Growth	Jennison
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends (1)	$2,807	$1,715	$1,096	$28,966	$6,649	$15,131	$—	$—

Total Investment Income	2,807	1,715	1,096	28,966	6,649	15,131	—	—

EXPENSES
Mortality and expense risk fees and administrative fees	2,585	3,422	2,570	28,975	7,433	6,743	2,346	9
Charges for Stepped-Up death benefit rider	66	80	60	690	175	151	68	—
Charges for Premier death benefit rider	57	88	55	515	129	128	62	1

Total Expenses	2,708	3,590	2,685	30,180	7,737	7,022	2,476	10

Net Investment Income (Loss)	99	(1,875)	(1,589)	(1,214)	(1,088)	8,109	(2,476)	(10)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(91)	(26,162)	(302)	(5,089)	(463)	(2,141)	(8,600)	40
Change in net unrealized appreciation on investments	18,850	34,986	26,316	174,178	81,489	142,239	39,920	7

Net Gain on Investments	18,759	8,824	26,014	169,089	81,026	140,098	31,320	47

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,858	$6,949	$24,425	$167,875	$79,938	$148,207	$28,844	$37

(1)	Prudential Series Fund declared dividends on the Prudential Jennison Portfolio during 2004. The amount received in full dollars by the Prudential Jennison Variable Account was $219 for the year and is not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR/PERIOD ENDED DECEMBER 31, 2004
(In thousands)

						One Group	One Group	One Group	One Group
		SP William Blair	SP Prudential	One Group	One Group	Investment Trust	Investment Trust	Investment Trust	Investment Trust
		International	U.S. Emerging	Investment Trust	Investment Trust	Diversified	Large Cap	Mid Cap	Mid Cap
	Value	Growth	Growth	Bond	Equity Index	Equity	Growth	Value	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account (2)	Account (2)	Account (2)	Account (2)	Account (2)	Account (2)

INVESTMENT INCOME
Dividends (3)	$7	$—	$—	$—	$—	$—	$—	$—	$—

Total Investment Income	7	—	—	—	—	—	—	—	—

EXPENSES
Mortality and expense risk fees and administrative fees	11	10	3	92	1	—	83	36	—
Charges for Stepped-Up death benefit rider	1	—	—	—	—	—	—	—	—
Charges for Premier death benefit rider	1	1	1	—	—	—	—	—	—

Total Expenses	13	11	4	92	1	—	83	36	—

Net Investment loss	(6)	(11)	(4)	(92)	(1)	—	(83)	(36)	—

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	8	25	4	—	1	—	—	1	—
Change in net unrealized appreciation on investments	107	78	46	274	17	3	1,765	922	4

Net Gain on Investments	115	103	50	274	18	3	1,765	923	4

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109	$92	$46	$182	$17	$3	$1,682	$887	$4

(1)	Formerly named SP Jennison International Growth Variable Account.

(2)	Operations commenced during 2004 (See Note 1 to Financial Statements).

(3)	Prudential Series Fund declared dividends on the SP Prudential U.S. Emerging Growth Portfolio during 2004. The amount received in full dollars by the SP Prudential U.S. Emerging Growth Variable Account was $73 for the year and is not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment Income (loss)	($10,246)	($8,143)	($939)	($731)	($3,314)	($2,465)	$10,817	$4,704
Net realized loss from security transactions	(7,029)	(36,959)	(212)	(1,774)	(1,182)	(7,433)	(1,751)	(81)
Change in net unrealized appreciation (depreciation) on investments	75,573	189,136	6,614	13,263	41,682	68,057	(14,056)	(4,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	58,298	144,034	5,463	10,758	37,186	58,159	(4,990)	158

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	443,839	298,478	4,954	6,327	43,641	28,394	399,092	234,217
Transfers between variable accounts, net	301,229	79,272	1,972	4,750	89,015	54,284	170,906	586,645
Transfers—policy charges and deductions	(9,736)	(4,478)	(467)	(464)	(3,287)	(1,759)	(10,415)	(2,984)
Transfers—surrenders	(70,798)	(29,512)	(4,456)	(2,710)	(24,494)	(11,332)	(71,113)	(19,467)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—	—
Transfers—other	(88)	43	3	2	(62)	47	(85)	68

Net Increase in Net Assets Derived from Policy Transactions	664,446	343,803	2,006	7,905	104,813	69,634	488,385	798,479

NET INCREASE IN NET ASSETS	722,744	487,837	7,469	18,663	141,999	127,793	483,395	798,637

NET ASSETS
Beginning of Year/Period	964,872	477,035	57,206	38,543	300,306	172,513	798,637	—

End of Year/Period	$1,687,616	$964,872	$64,675	$57,206	$442,305	$300,306	$1,282,032	$798,637

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($759)	($647)	($634)	($491)	($1,690)	($1,231)	($1,298)	($844)
Net realized gain (loss) from security transactions	361	(8,950)	315	(1,604)	(844)	(3,355)	(1,441)	(12,523)
Change in net unrealized appreciation on investments	4,700	24,142	5,688	17,835	7,267	22,689	3,059	31,168

Net Increase in Net Assets Resulting from Operations	4,302	14,545	5,369	15,740	4,733	18,103	320	17,801

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,012	6,113	6,874	9,067	9,088	14,282	7,842	9,933
Transfers between variable accounts, net	(7,570)	3,791	(4,108)	6,405	1,298	9,394	(25,000)	45,294
Transfers—policy charges and deductions	(567)	(1,170)	(498)	(477)	(783)	(522)	(620)	(408)
Transfers—surrenders	(4,415)	(2,649)	(6,769)	(4,029)	(10,536)	(3,994)	(6,888)	(3,414)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—	—
Transfers—other	(3)	—	(2)	(2)	(2)	4	(17)	15

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,543)	6,085	(4,503)	10,964	(935)	19,164	(24,683)	51,420

NET INCREASE (DECREASE) IN NET ASSETS	(5,241)	20,630	866	26,704	3,798	37,267	(24,363)	69,221

NET ASSETS
Beginning of Year	55,317	34,687	81,029	54,325	100,427	63,160	103,527	34,306

End of Year	$50,076	$55,317	$81,895	$81,029	$104,225	$100,427	$79,164	$103,527

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($968)	($656)	($16,607)	($13,804)	($12,629)	($6,113)	$3,009	$3,830
Net realized loss from security transactions	(84)	(4,363)	(106,148)	(315,319)	(3,569)	(10,365)	(6,787)	(14,021)
Change in net unrealized appreciation on investments	9,490	19,759	219,455	587,967	255,777	184,681	200,921	226,050

Net Increase in Net Assets Resulting from Operations	8,438	14,740	96,700	258,844	239,579	168,203	197,143	215,859

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,181	5,122	182,171	150,173	216,312	158,019	379,890	262,077
Transfers between variable accounts, net	7,573	12,411	(66,251)	(106,963)	95,245	67,236	868	89,650
Transfers—policy charges and deductions	(626)	(347)	(12,007)	(10,487)	(9,353)	(6,830)	(11,671)	(6,790)
Transfers—surrenders	(5,271)	(2,859)	(78,491)	(53,698)	(75,470)	(36,231)	(81,094)	(43,090)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(1)	—	3	—	—	—
Transfers—other	9	1	(186)	167	(196)	170	(53)	91

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,866	14,328	25,235	(20,808)	226,541	182,364	287,940	301,938

NET INCREASE IN NET ASSETS	16,304	29,068	121,935	238,036	466,120	350,567	485,083	517,797

NET ASSETS
Beginning of Year	61,035	31,967	1,097,592	859,556	905,461	554,894	1,127,110	609,313

End of Year	$77,339	$61,035	$1,219,527	$1,097,592	$1,371,581	$905,461	$1,612,193	$1,127,110

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,909)	($1,591)	($4,692)	($884)	$1,552	($181)	($5,515)	($2,393)
Net realized loss from security transactions	(7,979)	(10,562)	(2,170)	(9,936)	(13,613)	(131,550)	(3,194)	(11,592)
Change in net unrealized appreciation on investments	39,251	47,384	214,718	179,114	75,478	296,598	128,285	131,983

Net Increase in Net Assets Resulting from Operations	29,363	35,231	207,856	168,294	63,417	164,867	119,576	117,998

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	88,771	62,933	377,248	234,973	35,318	73,213	130,761	89,235
Transfers between variable accounts, net	1,007	12,327	114,003	163,310	(13,099)	(145,960)	223,495	77,539
Transfers—policy charges and deductions	(1,761)	(782)	(8,819)	(4,085)	(9,301)	(8,426)	(5,259)	(2,616)
Transfers—surrenders	(14,064)	(7,037)	(65,509)	(27,313)	(66,045)	(42,963)	(44,685)	(15,755)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—	—
Transfers—other	(4)	4	(157)	128	(133)	122	(215)	181

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	73,949	67,445	416,766	367,013	(53,260)	(124,014)	304,097	148,584

NET INCREASE IN NET ASSETS	103,312	102,676	624,622	535,307	10,157	40,853	423,673	266,582

NET ASSETS
Beginning of Year	221,280	118,604	922,668	387,361	772,537	731,684	491,260	224,678

End of Year	$324,592	$221,280	$1,547,290	$922,668	$782,694	$772,537	$914,933	$491,260

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$698	$484	($613)	($1,754)	$2,409	($181)	$96,245	$60,199
Net realized loss from security transactions	(2,717)	(10,896)	(8,472)	(30,606)	(1,825)	(3,653)	(3,031)	(7,690)
Change in net unrealized appreciation on investments	30,050	74,198	82,786	169,319	133,189	81,800	29,421	20,577

Net Increase in Net Assets Resulting from Operations	28,031	63,786	73,701	136,959	133,773	77,966	122,635	73,086

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	18,122	22,259	176,531	95,989	85,048	33,075	426,563	363,810
Transfers between variable accounts, net	(9,447)	9,437	83,859	168,292	125,162	31,303	241,943	49,081
Transfers—policy charges and deductions	(5,435)	(4,866)	(10,705)	(7,340)	(2,756)	(850)	(21,413)	(14,795)
Transfers—surrenders	(29,540)	(19,097)	(64,954)	(33,114)	(21,482)	(7,575)	(121,859)	(96,933)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	(1)	3	—	—	—	4	—
Transfers—other	(15)	41	(49)	37	9	(8)	(149)	100

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,314)	7,773	184,685	223,864	185,981	55,945	525,089	301,263

NET INCREASE IN NET ASSETS	1,717	71,559	258,386	360,823	319,754	133,911	647,724	374,349

NET ASSETS
Beginning of Year	367,211	295,652	769,037	408,214	230,453	96,542	1,343,374	969,025

End of Year	$368,928	$367,211	$1,027,423	$769,037	$550,207	$230,453	$1,991,098	$1,343,374

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$55,216	$143,700	$10,419	$188	($3,809)	($6,728)	$36,501	$30,741
Net realized gain (loss) from security transactions	(4,982)	4,038	(2,370)	(18)	114	110	(2,361)	(11,914)
Change in net unrealized appreciation (depreciation) on investments	26,956	(61,612)	74,601	41,439	(68)	(115)	11,694	66,638

Net Increase (Decrease) in Net Assets Resulting from Operations	77,190	86,126	82,650	41,609	(3,763)	(6,733)	45,834	85,465

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	460,700	479,667	136,412	73,599	182,418	346,099	109,224	109,186
Transfers between variable accounts, net	38,088	(317,867)	54,356	167,526	(68,340)	(537,906)	(79,483)	196,494
Transfers—policy charges and deductions	(25,079)	(23,140)	(2,711)	(729)	(22,671)	(16,876)	(6,765)	(6,489)
Transfers—surrenders	(154,965)	(125,153)	(21,287)	(6,131)	(188,568)	(233,216)	(58,777)	(41,312)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2)	(1)	—	—	(2)	—	(1)	(1)
Transfers—other	(135)	195	(36)	13	(257)	232	(25)	49

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	318,607	13,701	166,734	234,278	(97,420)	(441,667)	(35,827)	257,927

NET INCREASE (DECREASE) IN NET ASSETS	395,797	99,827	249,384	275,887	(101,183)	(448,400)	10,007	343,392

NET ASSETS
Beginning of Year/Period	1,907,366	1,807,539	275,887	—	679,894	1,128,294	700,342	356,950

End of Year/Period	$2,303,163	$1,907,366	$525,271	$275,887	$578,711	$679,894	$710,349	$700,342

(1)	Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$99	($74)	($1,875)	($2,857)	($1,589)	($1,614)	($1,214)	($747)
Net realized loss from security transactions	(91)	(4,506)	(26,162)	(68,111)	(302)	(19,527)	(5,089)	(24,346)
Change in net unrealized appreciation on investments	18,850	32,025	34,986	122,218	26,316	68,252	174,178	318,268

Net Increase in Net Assets Resulting from Operations	18,858	27,445	6,949	51,250	24,425	47,111	167,875	293,175

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	26,140	33,336	4,310	5,712	27,786	32,071	589,789	394,093
Transfers between variable accounts, net	16,374	9,202	(32,302)	(18,186)	(64,761)	(14,983)	218,805	122,617
Transfers—policy charges and deductions	(1,689)	(1,056)	(3,285)	(3,341)	(2,834)	(1,756)	(15,888)	(8,902)
Transfers—surrenders	(13,367)	(6,125)	(19,075)	(14,749)	(13,415)	(9,498)	(112,802)	(53,850)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	3	—	(1)	—
Transfers—other	(15)	(1)	5	(25)	—	(7)	(196)	205

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	27,443	35,356	(50,347)	(30,589)	(53,221)	5,827	679,707	454,163

NET INCREASE (DECREASE) IN NET ASSETS	46,301	62,801	(43,398)	20,661	(28,796)	52,938	847,582	747,338

NET ASSETS
Beginning of Year	154,163	91,362	268,303	247,642	209,317	156,379	1,551,417	804,079

End of Year	$200,464	$154,163	$224,905	$268,303	$180,521	$209,317	$2,398,999	$1,551,417

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Comstock		Real Estate		Mid-Cap Growth		Prudential Jennison
	Variable Account		Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,088)	($842)	$8,109	$11,036	($2,476)	($1,625)	($10)	($9)
Net realized Income (loss) from security transactions	(463)	(4,421)	(2,141)	(1,724)	(8,600)	(20,974)	40	4
Change in net unrealized appreciation on investments	81,489	64,703	142,239	77,413	39,920	48,364	7	152

Net Increase in Net Assets Resulting from Operations	79,938	59,440	148,207	86,725	28,844	25,765	37	147

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	157,984	82,784	88,704	64,376	13,304	17,066	3	111
Transfers between variable accounts, net	95,487	173,811	10,545	22,342	21,154	28,522	(136)	28
Transfers—policy charges and deductions	(3,545)	(1,567)	(3,115)	(2,375)	(1,456)	(1,228)	(4)	—
Transfers—surrenders	(29,053)	(9,480)	(31,963)	(16,719)	(11,419)	(5,444)	(22)	(28)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(2)	(1)	—	—	—	—
Transfers—other	(34)	19	—	61	(35)	41	1	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	220,839	245,567	64,169	67,684	21,548	38,957	(158)	110

NET INCREASE (DECREASE) IN NET ASSETS	300,777	305,007	212,376	154,409	50,392	64,722	(121)	257

NET ASSETS
Beginning of Year	369,305	64,298	378,106	223,697	140,665	75,943	667	410

End of Year	$670,082	$369,305	$590,482	$378,106	$191,057	$140,665	$546	$667

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

			SP William Blair		SP Prudential		One Group
	Value		International Growth		U.S. Emerging Growth		Investment Trust Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($6)	($5)	($11)	($11)	($4)	($4)	($92)
Net realized gain (loss) from security transactions	8	(37)	25	116	4	(1)	—
Change in net unrealized appreciation on investments	107	246	78	232	46	77	274

Net Increase in Net Assets Resulting from Operations	109	204	92	337	46	72	182

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2	221	2	137	1	1	28,902
Transfers between variable accounts, net	(191)	(8)	(116)	(68)	(38)	14	3,332
Transfers—policy charges and deductions	(26)	(1)	(9)	—	—	—	(98)
Transfers—surrenders	(23)	(42)	(13)	(10)	(3)	(4)	(143)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—	—
Transfers—other	1	1	(1)	—	—	1	(2)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(237)	171	(137)	59	(40)	12	31,991

NET INCREASE (DECREASE) IN NET ASSETS	(128)	375	(45)	396	6	84	32,173

NET ASSETS
Beginning of Year/Period	965	590	759	363	264	180	—

End of Year/Period	$837	$965	$714	$759	$270	$264	$32,173

(1)	Formerly named SP Jennison International Growth Variable Account.

(2)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	One Group	One Group	One Group	One Group	One Group
	Investment Trust	Investment Trust	Investment Trust	Investment Trust	Investment Trust
	Equity Index	Diversified Equity	Large Cap Growth	Mid Cap Value	Mid Cap Growth
	Variable Account (1)	Variable Account (1)	Variable Account (1)	Variable Account (1)	Variable Account (1)
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2004	2004	2004	2004

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1)	$—	($83)	($36)	$—
Net realized gain from security transactions	1	—	—	1	—
Change in net unrealized appreciation on investments	17	3	1,765	922	4

Net Increase in Net Assets Resulting from Operations	17	3	1,682	887	4

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	208	67	25,612	10,903	82
Transfers between variable accounts, net	4	—	2,307	954	—
Transfers—policy charges and deductions	(2)	—	(80)	(37)	—
Transfers—surrenders	—	—	(128)	(55)	—
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—
Transfers—other	(1)	—	(5)	(3)	—

Net Increase in Net Assets Derived from Policy Transactions	209	67	27,706	11,762	82

NET INCREASE IN NET ASSETS	226	70	29,388	12,649	86

NET ASSETS
Beginning of Period	—	—	—	—	—

End of Period	$226	$70	$29,388	$12,649	$86

(1)	Operations commenced during 2004 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income to average daily net assets data for each year or period ended are presented in the tables below. The ratios of expenses to average daily net assets for each of the Variable Accounts for the years or periods then ended are discussed in Note 5 to Financial Statements.

	Contracts with Standard Death Benefit
	Commencement Date If Initial Operating				Number of Units
	Period During Years Shown			AUV	Outstanding at End of Year/Period			Total Returns (1)
	Pacific			at	Pacific			Pacific
	Portfolios and	Pacific	Pacific	End of	Portfolios and	Pacific	Pacific	Portfolios and	Pacific	Pacific
	Pacific One	Value	Innovations	Year/	Pacific One	Value	Innovations	Pacific One	Value	Innovations
Variable Accounts	Contracts	Contracts	Contracts	Period	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Blue Chip
2004				$7.48	51,260,881	67,101,506	938,748	3.20%	3.20%	3.20%
2003				7.25	31,559,184	38,006,981	958,358	23.62%	23.62%	23.62%
2002				5.86	22,722,046	21,095,157	1,103,279	(26.97%)	(26.97%)	(26.97%)
2001	01/02/01	01/02/01	01/05/01	8.03	19,099,383	13,283,021	1,166,467	(19.71%)	(19.71%)	(21.55%)

Aggressive Growth
2004				$8.35	1,460,783	2,041,041	69,539	10.33%	10.33%	10.33%
2003				7.57	1,264,292	1,906,402	105,122	24.90%	24.90%	24.90%
2002				6.06	1,134,413	1,489,828	67,878	(23.41%)	(23.41%)	(23.41%)
2001	01/02/01	01/03/01	01/04/01	7.91	2,897,951	2,289,419	203,178	(20.90%)	(24.82%)	(22.71%)

Diversified Research
2004				$11.17	10,034,904	10,360,444	502,805	9.66%	9.66%	9.66%
2003				10.19	7,873,097	7,089,243	574,890	30.78%	30.78%	30.78%
2002				7.79	6,114,378	4,887,381	630,716	(25.25%)	(25.25%)	(25.25%)
2001				10.42	6,018,484	4,435,328	663,788	(4.10%)	(4.10%)	(4.10%)

Short Duration Bond
2004				$9.98	32,486,812	36,703,346	558,719	(0.20%)	(0.20%)	(0.20%)
2003	05/01/03	05/01/03	05/01/03	10.00	19,757,550	22,214,048	575,417	0.02%	0.02%	0.02%

I-Net Tollkeeper
2004				$4.16	3,673,368	3,271,658	390,881	11.09%	11.09%	11.09%
2003				3.74	4,344,526	4,140,790	495,356	41.23%	41.23%	41.23%
2002				2.65	4,114,478	3,339,003	608,093	(39.47%)	(39.47%)	(39.47%)
2001				4.38	4,719,596	4,008,505	642,382	(34.82%)	(34.82%)	(34.82%)

Financial Services
2004				$10.50	1,562,344	1,825,002	96,016	7.21%	7.21%	7.21%
2003				9.79	1,840,157	1,805,485	123,757	27.21%	27.21%	27.21%
2002				7.70	1,548,005	1,468,803	123,469	(15.78%)	(15.78%)	(15.78%)
2001	01/02/01	01/02/01	01/09/01	9.14	1,422,507	1,267,959	117,091	(8.58%)	(8.58%)	(5.28%)

Health Sciences
2004				$9.20	2,232,443	3,040,036	103,629	6.05%	6.05%	6.05%
2003				8.68	2,411,291	2,840,086	133,145	26.05%	26.05%	26.05%
2002				6.88	1,927,951	1,948,202	119,884	(24.37%)	(24.37%)	(24.37%)
2001	01/02/01	01/02/01	01/10/01	9.10	2,092,867	1,706,195	142,534	(8.98%)	(8.98%)	0.67%

Technology
2004				$4.43	3,627,047	4,131,592	166,976	2.22%	2.22%	2.22%
2003				4.33	5,548,736	5,657,082	386,513	40.61%	40.61%	40.61%
2002				3.08	2,469,954	2,213,556	212,958	(47.09%)	(47.09%)	(47.09%)
2001	01/02/01	01/02/01	01/03/01	5.82	2,183,699	1,559,337	144,194	(41.77%)	(41.77%)	(43.35%)

Focused 30
2004				$7.78	1,986,498	3,215,826	146,666	13.25%	13.25%	13.25%
2003				6.87	2,154,453	2,431,596	168,514	40.28%	40.28%	40.28%
2002				4.90	1,415,371	1,858,790	169,420	(30.39%)	(30.39%)	(30.39%)
2001				7.03	1,899,802	1,948,350	201,749	(14.57%)	(14.57%)	(14.57%)

Growth LT
2004				$20.93	19,218,217	16,501,635	490,049	8.86%	8.86%	8.86%
2003				19.23	20,743,661	15,453,180	654,094	32.12%	32.12%	32.12%
2002				14.55	23,921,217	15,464,352	810,772	(29.96%)	(29.96%)	(29.96%)
2001				20.78	28,200,043	16,503,806	964,288	(30.54%)	(30.54%)	(30.54%)

Mid-Cap Value
2004				$18.91	17,849,133	21,597,350	607,665	23.34%	23.34%	23.34%
2003				15.33	15,530,678	16,785,041	751,809	27.31%	27.31%	27.31%
2002				12.05	13,782,090	12,484,784	761,224	(15.65%)	(15.65%)	(15.65%)
2001				14.28	16,063,739	12,316,098	930,516	11.72%	11.72%	11.72%

International Value
2004				$13.30	34,524,133	34,416,070	651,816	14.80%	14.80%	14.80%
2003				11.58	30,099,302	27,087,510	813,819	25.94%	25.94%	25.94%
2002				9.20	25,388,618	16,741,928	861,134	(15.10%)	(15.10%)	(15.10%)
2001				10.83	27,830,940	13,888,425	913,569	(22.97%)	(22.97%)	(22.97%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit
	Commencement Date If Initial Operating				Number of Units
	Period During Years Shown			AUV	Outstanding at End of Year/Period			Total Returns (1)
	Pacific			at	Pacific			Pacific
	Portfolios and	Pacific	Pacific	End of	Portfolios and	Pacific	Pacific	Portfolios and	Pacific	Pacific
	Pacific One	Value	Innovations	Year/	Pacific One	Value	Innovations	Pacific One	Value	Innovations
Variable Accounts	Contracts	Contracts	Contracts	Period	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Capital Opportunities
2004				$8.38	8,992,628	11,344,153	174,857	11.13%	11.13%	11.13%
2003				7.54	6,855,490	8,512,124	237,034	25.36%	25.36%	25.36%
2002				6.01	5,371,607	5,060,632	299,514	(27.80%)	(27.80%)	(27.80%)
2001	01/02/01	01/03/01	01/04/01	8.33	4,987,959	3,770,566	369,280	(16.72%)	(21.36%)	(21.27%)

International Large-Cap
2004				$7.62	50,869,146	58,686,699	1,413,793	16.96%	16.96%	16.96%
2003				6.52	35,516,195	40,489,475	1,555,393	28.70%	28.70%	28.70%
2002				5.06	22,629,241	20,895,112	1,518,975	(18.77%)	(18.77%)	(18.77%)
2001				6.24	24,033,715	16,587,323	1,843,777	(19.44%)	(19.44%)	(19.44%)

Equity Index
2004				$19.35	15,189,817	10,982,030	485,073	9.05%	9.05%	9.05%
2003				17.74	17,845,729	11,005,705	534,018	26.51%	26.51%	26.51%
2002				14.02	22,509,470	12,559,268	733,827	(23.42%)	(23.42%)	(23.42%)
2001				18.32	26,521,065	12,841,330	963,695	(13.38%)	(13.38%)	(13.38%)

Small-Cap Index
2004				$14.64	16,188,857	18,568,894	602,696	16.12%	16.12%	16.12%
2003				12.60	10,202,069	11,963,279	436,575	44.49%	44.49%	44.49%
2002				8.72	7,440,682	8,033,593	396,979	(22.29%)	(22.29%)	(22.29%)
2001				11.22	4,911,139	4,456,058	197,957	0.31%	0.31%	0.31%

Multi-Strategy
2004				$17.49	7,741,361	5,394,488	161,676	8.29%	8.29%	8.29%
2003				16.16	8,902,854	5,611,104	208,960	21.56%	21.56%	21.56%
2002				13.29	9,863,550	5,215,988	235,769	(14.27%)	(14.27%)	(14.27%)
2001				15.50	12,389,066	5,446,273	316,790	(2.54%)	(2.54%)	(2.54%)

Main Street Core (2)
2004				$15.96	20,629,181	17,367,243	429,180	8.02%	8.02%	8.02%
2003				14.77	18,715,733	13,258,650	501,228	25.19%	25.19%	25.19%
2002				11.80	15,878,510	8,132,326	373,550	(29.40%)	(29.40%)	(29.40%)
2001				16.71	20,507,327	9,854,280	486,163	(10.15%)	(10.15%)	(10.15%)

Emerging Markets
2004				$12.21	12,432,989	13,588,992	297,245	32.75%	32.75%	32.75%
2003				9.20	8,155,010	7,522,135	234,879	66.14%	66.14%	66.14%
2002				5.54	6,797,735	4,837,175	235,161	(4.42%)	(4.42%)	(4.42%)
2001				5.79	7,852,984	4,348,020	295,240	(9.96%)	(9.96%)	(9.96%)

Inflation Managed (2)
2004				$16.88	30,117,055	32,321,703	727,471	7.38%	7.38%	7.38%
2003				15.72	22,549,588	22,939,789	815,688	6.74%	6.74%	6.74%
2002				14.73	21,334,549	17,481,971	942,533	13.85%	13.85%	13.85%
2001				12.94	13,897,811	9,495,198	703,795	2.81%	2.81%	2.81%

Managed Bond
2004				$16.08	38,985,692	39,618,870	821,361	3.91%	3.91%	3.91%
2003				15.47	36,605,225	31,998,471	1,045,546	4.76%	4.76%	4.76%
2002				14.77	43,039,670	30,992,122	1,524,391	9.39%	9.39%	9.39%
2001				13.50	50,452,819	26,140,032	1,853,547	5.83%	5.83%	5.83%

Small-Cap Value
2004				$15.43	8,430,203	10,031,236	205,804	22.68%	22.68%	22.68%
2003	05/01/03	05/01/03	05/01/03	12.57	5,534,329	6,638,640	169,825	25.75%	25.75%	25.75%

Money Market
2004				$12.26	11,742,695	12,972,279	324,709	(0.39%)	(0.39%)	(0.39%)
2003				12.31	15,188,588	14,707,853	428,766	(0.61%)	(0.61%)	(0.61%)
2002				12.39	25,520,134	25,669,771	888,527	0.00%	0.00%	0.00%
2001				12.39	31,599,970	23,184,659	1,082,193	2.41%	2.41%	2.41%

High Yield Bond
2004				$14.09	14,333,751	14,000,957	296,575	7.90%	7.90%	7.90%
2003				13.06	16,221,664	13,974,944	419,312	18.62%	18.62%	18.62%
2002				11.01	11,757,291	7,694,940	329,659	(4.34%)	(4.34%)	(4.34%)
2001				11.51	11,510,008	6,627,440	310,057	(0.07%)	(0.07%)	(0.07%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit
	Commencement Date If Initial Operating				Number of Units
	Period During Years Shown			AUV	Outstanding at End of Year/Period			Total Returns (1)
	Pacific			at	Pacific			Pacific
	Portfolios and	Pacific	Pacific	End of	Portfolios and	Pacific	Pacific	Portfolios and	Pacific	Pacific
	Pacific One	Value	Innovations	Year/	Pacific One	Value	Innovations	Pacific One	Value	Innovations
Variable Accounts	Contracts	Contracts	Contracts	Period	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Equity Income
2004				$11.74	4,258,086	4,559,133	99,936	10.63%	10.63%	10.63%
2003				10.61	3,703,687	3,838,855	94,014	24.48%	24.48%	24.48%
2002	01/02/02	01/02/02	01/07/02	8.53	3,185,527	2,747,701	114,396	(14.74%)	(14.74%)	(16.63%)

Equity
2004				$13.51	6,775,555	4,433,890	245,063	3.68%	3.68%	3.68%
2003				13.03	8,404,200	5,637,788	313,864	22.60%	22.60%	22.60%
2002				10.63	10,210,779	5,769,663	360,139	(27.53%)	(27.53%)	(27.53%)
2001				14.66	13,689,954	7,460,021	543,137	(22.86%)	(22.86%)	(22.86%)

Aggressive Equity
2004				$11.07	5,931,001	4,263,746	177,214	17.29%	17.29%	17.29%
2003				9.43	8,264,479	5,753,665	268,930	31.30%	31.30%	31.30%
2002				7.19	9,119,281	5,361,866	292,942	(26.14%)	(26.14%)	(26.14%)
2001				9.73	9,654,622	4,738,022	248,174	(18.40%)	(18.40%)	(18.40%)

Large-Cap Value
2004				$12.65	47,338,448	55,300,050	1,119,531	8.40%	8.40%	8.40%
2003				11.67	33,234,833	38,181,807	1,279,499	29.42%	29.42%	29.42%
2002				9.02	26,065,399	24,404,005	1,323,707	(24.03%)	(24.03%)	(24.03%)
2001				11.87	25,206,629	18,293,597	1,388,991	(4.99%)	(4.99%)	(4.99%)

Comstock (2)
2004				$9.95	16,380,784	19,321,165	444,844	15.54%	15.54%	15.54%
2003				8.62	10,427,793	12,231,619	411,986	29.56%	29.56%	29.56%
2002				6.65	2,123,576	2,639,661	178,686	(23.24%)	(23.24%)	(23.24%)
2001				8.66	2,178,943	2,383,079	238,806	(11.13%)	(11.13%)	(11.13%)

Real Estate (2)
2004				$25.00	5,868,266	7,412,675	210,162	35.71%	35.71%	35.71%
2003				18.42	5,325,725	6,299,942	268,185	35.61%	35.61%	35.61%
2002				13.58	4,924,295	4,903,081	275,821	(1.71%)	(1.71%)	(1.71%)
2001				13.82	4,618,797	3,701,943	303,119	7.03%	7.03%	7.03%

Mid-Cap Growth
2004				$6.45	6,126,356	7,555,338	238,633	19.90%	19.90%	19.90%
2003				5.38	5,358,589	6,282,426	319,433	28.58%	28.58%	28.58%
2002				4.18	3,482,177	4,033,129	202,704	(47.77%)	(47.77%)	(47.77%)
2001	01/02/01	01/02/01	01/04/01	8.01	2,269,327	2,320,327	172,014	(19.95%)	(19.95%)	(21.86%)

Prudential Jennison
2004	N/A		N/A	$10.13		10,568			7.70%
2003	N/A		N/A	9.41		15,341			27.81%
2002	N/A		N/A	7.36		13,272			(32.12%)
2001	N/A	09/06/01	N/A	10.84		5,276			8.43%

Value
2004	N/A		N/A	$11.37		17,445			14.22%
2003	N/A		N/A	9.96		21,750			25.86%
2002	N/A		N/A	7.91		24,022			(23.43%)
2001	N/A	09/06/01	N/A	10.33		10,260			3.31%

SP William Blair International Growth (2)
2004	N/A		N/A	$11.99		13,889			14.51%
2003	N/A		N/A	10.47		15,363			37.21%
2002	N/A		N/A	7.63		14,813			(23.91%)
2001	N/A	09/06/01	N/A	10.03		8,520			0.29%

SP Prudential U.S. Emerging Growth
2004	N/A		N/A	$11.89		2,940			19.32%
2003	N/A		N/A	9.97		3,310			39.54%
2002	N/A		N/A	7.14		3,521			(33.35%)
2001	N/A	09/06/01	N/A	10.72		2,791			7.19%

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit
	Commencement Date if Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
	Pacific Portfolios			Pacific Portfolios		Pacific Portfolios			Pacific Portfolios
Variable Accounts	Contracts			Contracts		Contracts			Contracts

One Group Investment Trust Bond
2004	06/10/04				$10.40			3,092,458			4.04%

One Group Investment Trust Equity Index
2004	06/10/04				$10.66			21,227			6.55%

One Group Investment Trust Diversified Equity
2004	06/10/04				$10.55			6,598			5.52%

One Group Investment Trust Large Cap Growth
2004	06/10/04				$10.44			2,815,554			4.38%

One Group Investment Trust Mid Cap Value
2004	06/10/04				$11.02			1,147,502			10.23%

One Group Investment Trust Mid Cap Growth
2004	06/10/04				$10.66			8,104			6.58%

				Pacific
	Pacific	Pacific		Innovations		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Select & Pacific	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	One Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Blue Chip
2004				$8.91	$8.66	38,027,600	5,707,665	181,484	2.94%	2.94%	4.24%
2003				8.66	8.31	19,708,773	3,236,194	68,963	23.31%	23.31%	24.86%
2002				7.02	6.66	10,249,236	1,594,934	30,134	(27.15%)	(27.15%)	(26.24%)
2001	04/05/01	04/10/01	07/02/01	9.64	9.02	3,907,567	579,802	722	(4.20%)	(6.22%)	(9.77%)

Aggressive Growth
2004				$10.20	$9.47	1,226,046	173,973	24,119	10.05%	10.05%	11.44%
2003				9.27	8.50	1,237,770	173,618	20,288	24.59%	24.59%	26.15%
2002				7.44	6.73	904,410	149,103	11,165	(23.60%)	(23.60%)	(22.63%)
2001	04/03/01	04/19/01	07/02/01	9.74	8.70	641,768	118,682	168	1.81%	(11.10%)	(12.96%)

Diversified Research
2004				$11.24	$10.79	6,015,531	1,039,423	89,980	9.38%	9.38%	10.76%
2003				10.28	9.74	3,829,014	872,490	31,661	30.46%	30.46%	32.10%
2002				7.88	7.37	2,648,078	563,528	21,502	(25.44%)	(25.44%)	(24.50%)
2001	04/05/01	04/05/01	12/24/01	10.56	9.77	1,497,959	316,997	2,206	5.09%	5.09%	1.51%

Short Duration Bond
2004				$9.94	$10.15	24,698,124	6,254,837	89,712	(0.45%)	(0.45%)	0.80%
2003	05/01/03	05/01/03	05/01/03	9.99	10.07	14,384,887	3,865,751	41,290	(0.15%)	(0.15%)	0.69%

I-Net Tollkeeper
2004				$8.72	$7.54	634,175	26,694	2,896	10.81%	10.81%	12.21%
2003			05/20/03	7.87	6.72	817,235	61,890	347	40.88%	40.88%	42.65%
2002				5.58	4.71	430,240	37,992		(39.62%)	(39.62%)
2001	04/03/01	04/05/01		9.25	7.71	177,211	16,732		0.91%	(7.73%)

Financial Services
2004				$11.36	$11.06	1,513,369	139,549	9,196	6.94%	6.94%	8.29%
2003				10.62	10.22	1,490,241	165,719	8,886	26.90%	26.90%	28.49%
2002			10/21/02	8.37	7.95	1,297,487	143,081	1,720	(15.99%)	(15.99%)	(3.91%)
2001	04/03/01	04/05/01		9.97	9.35	823,284	95,626		2.44%	0.89%

Health Sciences
2004				$11.45	$10.34	1,828,388	186,639	9,746	5.78%	5.78%	7.11%
2003				10.83	9.65	1,742,267	170,808	18,817	25.73%	25.73%	27.31%
2002				8.61	7.58	1,403,390	147,130	4,861	(24.56%)	(24.56%)	(23.61%)
2001	04/03/01	04/12/01	11/28/01	11.42	9.92	928,216	119,438	496	17.41%	7.32%	(1.63%)

Technology
2004				$7.38	$6.48	2,297,364	229,170	1,880	1.96%	1.96%	3.25%
2003				7.24	6.27	3,014,428	319,662	5,634	40.26%	40.26%	42.02%
2002				5.16	4.42	1,487,105	136,137	See (4)	(47.22%)	(47.22%)	(46.56%)
2001	04/05/01	04/05/01	09/17/01	9.78	8.27	625,538	45,727	See (4)	(3.42%)	(3.42%)	23.48%

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit
	Commencement Date if Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
	Pacific	Pacific		Innovations		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Select & Pacific	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	One Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Focused 30
2004				$12.23	$12.02	1,112,729	131,045	4,518	12.97%	12.97%	14.39%
2003				10.82	10.50	820,810	106,916	1,752	39.93%	39.93%	41.69%
2002				7.73	7.41	559,816	54,068	678	(30.56%)	(30.56%)	(29.69%)
2001	04/02/01	04/23/01	09/17/01	11.14	10.54	384,534	29,921	See (4)	11.38%	5.29%	20.22%

Growth LT
2004				$9.44	$8.78	15,342,087	2,331,401	52,124	8.59%	8.59%	9.96%
2003				8.70	7.99	11,422,554	1,804,518	44,138	31.79%	31.79%	33.44%
2002				6.60	5.98	8,308,946	1,256,989	20,476	(30.14%)	(30.14%)	(29.26%)
2001	04/02/01	04/03/01	07/02/01	9.44	8.46	3,483,870	527,454	1,361	(5.55%)	(0.37%)	(15.40%)

Mid-Cap Value
2004				$15.18	$14.01	14,663,864	2,457,295	124,753	23.03%	23.03%	24.58%
2003				12.34	11.25	10,139,353	1,825,327	119,169	26.99%	26.99%	28.59%
2002				9.71	8.75	6,005,013	1,103,260	59,258	(15.86%)	(15.86%)	(14.80%)
2001	04/03/01	04/05/01	07/02/01	11.55	10.27	3,095,066	565,876	718	19.53%	15.33%	2.68%

International Value
2004				$11.01	$11.50	24,459,524	4,854,348	137,721	14.52%	14.52%	15.96%
2003				9.62	9.92	16,233,519	3,295,974	92,717	25.62%	25.62%	27.20%
2002				7.66	7.80	7,111,510	3,269,907	37,729	(15.32%)	(15.32%)	(14.25%)
2001	04/02/01	04/03/01	07/02/01	9.04	9.10	2,504,993	428,924	1,023	(9.59%)	(8.53%)	(9.04%)

Capital Opportunities
2004				$9.35	$9.11	6,838,770	812,278	38,536	10.85%	10.85%	12.24%
2003				8.43	8.12	4,428,423	634,969	15,150	25.05%	25.05%	26.62%
2002				6.74	6.41	2,551,387	367,565	5,445	(27.98%)	(27.98%)	(27.07%)
2001	04/05/01	04/12/01	07/02/01	9.36	8.79	1,163,015	149,055	1,401	(6.67%)	(11.15%)	(12.08%)

International Large-Cap
2004				$11.21	$11.73	25,556,009	4,430,199	140,294	16.67%	16.67%	18.13%
2003				9.61	9.93	15,132,339	3,322,458	78,304	28.38%	28.38%	30.00%
2002				7.48	7.64	6,181,781	1,137,980	44,547	(18.98%)	(18.98%)	(17.95%)
2001	04/02/01	04/03/01	07/02/01	9.23	9.31	2,663,769	593,935	9,481	(7.66%)	(7.05%)	(6.90%)

Equity Index
2004				$10.46	$10.14	7,448,400	1,197,320	84,656	8.78%	8.78%	10.14%
2003				9.61	9.21	6,772,396	1,020,348	93,860	26.20%	26.20%	27.78%
2002				7.62	7.21	7,481,319	1,226,200	28,722	(23.62%)	(23.62%)	(22.65%)
2001	04/02/01	04/03/01	09/07/01	9.97	9.32	3,326,399	581,320	27,684	(0.26%)	3.30%	5.98%

Small-Cap Index
2004				$14.32	$13.24	9,634,851	1,528,086	110,898	15.83%	15.83%	17.29%
2003				12.37	11.29	5,654,000	1,067,427	46,892	44.13%	44.13%	45.94%
2002				8.58	7.74	2,655,068	438,204	35,200	(22.48%)	(22.48%)	(21.50%)
2001	04/09/01	04/05/01	11/28/01	11.07	9.86	603,720	93,843	973	10.16%	9.43%	7.68%

Multi-Strategy
2004				$11.56	$11.46	3,180,223	786,535	43,093	8.02%	8.02%	9.38%
2003				10.70	10.48	3,035,317	803,360	26,587	21.26%	21.26%	22.78%
2002			04/09/02	8.83	8.54	2,402,344	444,178	7,144	(14.49%)	(14.49%)	(10.95%)
2001	04/06/01	04/27/01		10.32	9.86	1,473,184	304,069		3.60%	(1.73%)

Main Street Core (2)
2004				$9.62	$9.22	14,223,814	2,972,833	33,543	7.75%	7.75%	9.10%
2003				8.93	8.45	8,604,484	1,980,678	35,844	24.88%	24.88%	26.45%
2002				7.15	6.68	2,578,296	440,494	13,809	(29.57%)	(29.57%)	(28.69%)
2001	04/02/01	04/03/01	11/28/01	10.16	9.37	1,984,450	334,966	545	1.55%	5.49%	2.24%

Emerging Markets
2004				$21.39	$20.90	4,137,609	719,816	32,198	32.42%	32.42%	34.09%
2003				16.16	15.59	1,610,401	326,341	13,869	65.73%	65.73%	67.81%
2002				9.75	9.29	668,754	209,450	3,049	(4.65%)	(4.65%)	(3.45%)
2001	04/03/01	04/11/01	07/02/01	10.22	9.62	211,483	35,247	87	4.57%	(0.44%)	(3.80%)

Inflation Managed (2)
2004				$13.03	$13.60	28,904,226	8,144,436	175,008	7.12%	7.12%	8.46%
2003				12.16	12.54	19,037,992	6,293,825	135,958	6.47%	6.47%	7.81%
2002				11.42	11.63	10,913,817	4,733,346	34,040	13.56%	13.56%	14.99%
2001	04/02/01	04/03/01	09/07/01	10.06	10.11	3,532,994	942,126	5,439	0.60%	0.51%	(0.18%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Standard Death Benefit
	Commencement Date if Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
	Pacific	Pacific		Innovations		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Select & Pacific	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	One Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Managed Bond
2004				$12.17	$12.79	32,119,285	7,704,974	216,238	3.65%	3.65%	4.96%
2003				11.74	12.19	23,854,309	6,195,682	182,349	4.50%	4.50%	5.81%
2002				11.24	11.52	18,674,851	4,858,951	61,331	9.12%	9.12%	10.49%
2001	04/02/01	04/03/01	09/07/01	10.30	10.43	9,330,375	2,044,157	10,790	2.98%	2.88%	0.03%

Small-Cap Value
2004				$15.36	$15.69	6,404,610	1,196,637	39,954	22.38%	22.38%	23.91%
2003	05/01/03	05/01/03	05/01/03	12.55	12.66	3,535,410	730,146	10,078	25.54%	25.54%	26.59%

Money Market
2004				$9.94	$10.32	7,613,780	6,338,732	1,344,866	(0.64%)	(0.64%)	0.61%
2003				10.01	10.26	8,772,801	5,971,359	1,247,684	(0.86%)	(0.86%)	0.39%
2002				10.09	10.22	11,419,100	11,097,215	2,195,431	(0.24%)	(0.24%)	1.01%
2001	04/02/01	04/03/01	09/07/01	10.12	10.12	8,675,282	3,681,201	180,016	1.19%	1.18%	0.61%

High Yield Bond
2004				$11.65	$12.46	9,619,489	3,141,758	104,684	7.63%	7.63%	8.99%
2003				10.82	11.43	10,001,359	3,128,813	80,332	18.32%	18.32%	19.81%
2002				9.15	9.54	4,408,755	1,641,016	47,463	(4.58%)	(4.58%)	(3.38%)
2001	04/02/01	04/03/01	09/07/01	9.59	9.87	1,862,023	376,053	795	(4.13%)	(3.09%)	(1.23%)

Equity Income
2004				$11.65	$12.10	2,737,903	757,271	16,259	10.35%	10.35%	11.74%
2003				10.56	10.83	1,985,302	587,196	17,162	24.17%	24.17%	25.73%
2002	01/02/02	01/04/02	03/01/02	8.50	8.61	1,337,585	329,847	15,705	(14.96%)	(17.04%)	(15.82%)

Equity
2004				$9.31	$8.62	797,084	102,374	See (4)	3.42%	3.42%	4.72%
2003			05/05/03	9.00	8.23	965,248	162,666	See (4)	22.30%	22.30%	23.84%
2002				7.36	6.65	1,105,041	140,551		(27.71%)	(27.71%)
2001	04/04/01	04/11/01		10.18	9.08	954,219	120,532		7.31%	(2.93%)

Aggressive Equity
2004				$12.44	$10.65	1,411,025	164,751	11,846	17.00%	17.00%	18.47%
2003				10.63	8.99	1,724,803	273,059	8,652	30.97%	30.97%	32.61%
2002				8.12	6.78	1,014,789	146,086	8,153	(26.32%)	(26.32%)	(25.39%)
2001	04/02/01	04/05/01	09/17/01	11.01	9.09	293,748	47,256	See (4)	10.14%	9.62%	16.65%

Large-Cap Value
2004				$10.52	$10.55	41,222,265	7,178,914	154,605	8.13%	8.13%	9.49%
2003				9.73	9.64	24,755,093	4,827,351	89,918	29.09%	29.09%	30.72%
2002				7.53	7.37	12,859,786	2,352,474	25,369	(24.22%)	(24.22%)	(23.27%)
2001	04/04/01	04/05/01	07/02/01	9.94	9.61	5,006,090	924,380	4,108	2.99%	(1.18%)	(3.91%)

Comstock (2)
2004				$10.76	$10.90	11,934,458	2,027,896	83,461	15.25%	15.25%	16.70%
2003				9.33	9.34	6,604,550	1,244,117	19,573	29.24%	29.24%	30.86%
2002			06/19/02	7.22	7.14	1,198,731	209,264	3,741	(23.43%)	(23.43%)	(18.23%)
2001	04/02/01	04/27/01		9.43	9.21	703,659	83,799		(5.67%)	(11.33%)

Real Estate (2)
2004				$19.64	$18.85	4,845,399	808,215	51,274	35.37%	35.37%	37.07%
2003				14.51	13.75	3,694,864	703,461	30,856	35.28%	35.28%	36.97%
2002				10.72	10.04	2,355,294	468,410	21,445	(1.95%)	(1.95%)	(0.72%)
2001	04/04/01	04/05/01	07/02/01	10.94	10.11	1,127,914	212,856	7,606	10.76%	9.55%	1.13%

Mid-Cap Growth
2004				$8.49	$7.04	3,922,200	685,246	87,134	19.60%	19.60%	21.10%
2003				7.10	5.81	3,450,185	592,096	65,335	28.26%	28.26%	29.87%
2002				5.53	4.48	2,396,177	384,490	31,698	(47.90%)	(47.90%)	(47.24%)
2001	04/02/01	04/27/01	09/17/01	10.62	8.49	1,200,646	168,874	See (4)	6.23%	(19.07%)	15.61%

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit
	Commencement Date If Initial Operating			Number of Units
	Period During Years Shown		AUV at	Outstanding at End of Year/Period		Total Returns (1)
	Pacific	Pacific	End	Pacific	Pacific	Pacific	Pacific
	Value	Innovations	of	Value	Innovations	Value	Innovations
Variable Accounts	Contracts	Contracts	Year/Period	Contracts	Contracts	Contracts	Contracts

Blue Chip
2004			$7.42	21,417,317	245,566	2.99%	2.99%
2003			7.21	12,582,836	271,162	23.38%	23.38%
2002			5.84	7,199,840	278,780	(27.12%)	(27.12%)
2001	01/02/01	01/02/01	8.01	4,218,986	272,994	(19.87%)	(19.87%)

Aggressive Growth
2004			$8.28	856,815	18,599	10.11%	10.11%
2003			7.52	805,677	22,031	24.65%	24.65%
2002			6.03	687,508	29,535	(23.56%)	(23.56%)
2001	01/02/01	01/29/01	7.89	791,379	55,731	(21.06%)	(27.19%)

Diversified Research
2004			$11.06	4,709,269	106,378	9.44%	9.44%
2003			10.11	3,521,720	120,430	30.52%	30.52%
2002			7.74	2,673,910	141,990	(25.40%)	(25.40%)
2001			10.38	2,503,111	143,436	(4.30%)	(4.30%)

Short Duration Bond
2004			$9.95	10,916,068	102,805	(0.40%)	(0.40%)
2003	05/01/03	05/01/03	9.99	6,836,403	108,466	(0.11%)	(0.11%)

I-Net Tollkeeper
2004			$4.12	1,379,940	120,066	10.87%	10.87%
2003			3.72	1,537,857	159,863	40.95%	40.95%
2002			2.64	1,445,130	173,458	(39.59%)	(39.59%)
2001			4.37	1,809,475	194,993	(34.95%)	(34.95%)

Financial Services
2004			$10.42	692,952	23,749	7.00%	7.00%
2003			9.74	777,442	36,048	26.96%	26.96%
2002			7.67	698,599	39,675	(15.95%)	(15.95%)
2001	01/02/01	01/19/01	9.12	586,542	33,833	(8.76%)	(3.73%)

Health Sciences
2004			$9.13	1,115,054	31,711	5.83%	5.83%
2003			8.62	1,120,464	39,052	25.79%	25.79%
2002			6.86	876,797	37,936	(24.52%)	(24.52%)
2001	01/02/01	01/04/01	9.08	695,248	34,324	(9.16%)	(1.75%)

Technology
2004			$4.39	1,753,836	43,230	2.01%	2.01%
2003			4.31	1,891,556	69,664	40.33%	40.33%
2002			3.07	889,186	56,113	(47.20%)	(47.20%)
2001	01/02/01	01/19/01	5.81	496,752	27,093	(41.88%)	(47.68%)

Focused 30
2004			$7.71	1,256,765	41,799	13.02%	13.02%
2003			6.82	1,218,115	44,822	40.00%	40.00%
2002			4.87	950,695	47,702	(30.53%)	(30.53%)
2001			7.01	984,779	52,538	(14.74%)	(14.74%)

Growth LT
2004			$20.68	6,821,505	160,175	8.65%	8.65%
2003			19.04	6,981,578	192,592	31.85%	31.85%
2002			14.44	7,266,543	251,607	(30.10%)	(30.10%)
2001			20.65	8,253,627	276,157	(30.68%)	(30.68%)

Mid-Cap Value
2004			$18.69	7,571,879	164,233	23.09%	23.09%
2003			15.18	6,119,953	175,959	27.06%	27.06%
2002			11.95	5,067,498	196,209	(15.82%)	(15.82%)
2001			14.19	4,781,053	216,947	11.49%	11.49%

International Value
2004			$13.14	11,388,440	156,656	14.57%	14.57%
2003			11.47	9,119,844	204,191	25.69%	25.69%
2002			9.12	5,849,677	219,179	(15.27%)	(15.27%)
2001			10.77	4,992,402	249,388	(23.12%)	(23.12%)

Capital Opportunities
2004			$8.31	3,757,057	50,854	10.90%	10.90%
2003			7.49	2,863,874	64,412	25.11%	25.11%
2002			5.99	1,851,445	72,100	(27.94%)	(27.94%)
2001	01/02/01	01/19/01	8.31	1,234,449	73,261	(16.89%)	(24.80%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit
	Commencement Date If Initial Operating			Number of Units
	Period During Years Shown		AUV at	Outstanding at End of Year/Period		Total Returns (1)
	Pacific	Pacific	End	Pacific	Pacific	Pacific	Pacific
	Value	Innovations	of	Value	Innovations	Value	Innovations
Variable Accounts	Contracts	Contracts	Year/Period	Contracts	Contracts	Contracts	Contracts

International Large-Cap
2004			$7.55	19,098,277	359,616	16.72%	16.72%
2003			6.47	13,707,199	408,364	28.45%	28.45%
2002			5.03	7,454,086	432,067	(18.94%)	(18.94%)
2001			6.21	5,788,862	490,702	(19.60%)	(19.60%)

Equity Index
2004			$19.12	4,238,379	97,354	8.83%	8.83%
2003			17.57	4,560,605	124,056	26.26%	26.26%
2002			13.91	5,162,173	179,278	(23.58%)	(23.58%)
2001			18.21	5,683,784	201,357	(13.56%)	(13.56%)

Small-Cap Index
2004			$14.46	6,727,118	158,210	15.89%	15.89%
2003			12.48	3,794,187	67,891	44.21%	44.21%
2002			8.65	2,723,094	66,168	(22.44%)	(22.44%)
2001			11.16	1,803,044	34,152	0.11%	0.11%

Multi-Strategy
2004			$17.29	2,613,705	48,801	8.07%	8.07%
2003			16.00	2,701,918	66,444	21.32%	21.32%
2002			13.18	2,569,361	76,461	(14.45%)	(14.45%)
2001			15.41	2,813,063	85,642	(2.73%)	(2.73%)

Main Street Core (2)
2004			$15.77	7,066,141	119,457	7.80%	7.80%
2003			14.63	5,996,067	144,049	24.94%	24.94%
2002			11.71	4,311,113	142,646	(29.54%)	(29.54%)
2001			16.61	5,157,155	180,975	(10.33%)	(10.33%)

Emerging Markets
2004			$12.06	4,116,359	75,508	32.49%	32.49%
2003			9.11	2,326,918	70,810	65.81%	65.81%
2002			5.49	1,788,373	67,149	(4.61%)	(4.61%)
2001			5.76	1,712,155	85,950	(10.14%)	(10.14%)

Inflation Managed (2)
2004			$16.68	10,333,018	109,097	7.17%	7.17%
2003			15.56	7,511,323	130,364	6.53%	6.53%
2002			14.61	5,269,102	135,716	13.62%	13.62%
2001			12.86	2,779,674	105,804	2.60%	2.60%

Managed Bond
2004			$15.89	13,226,230	153,519	3.71%	3.71%
2003			15.32	11,374,119	192,351	4.55%	4.55%
2002			14.65	11,007,610	273,426	9.17%	9.17%
2001			13.42	8,912,313	328,780	5.62%	5.62%

Small-Cap Value
2004			$15.38	3,131,581	46,721	22.44%	22.44%
2003	05/01/03	05/01/03	12.56	1,975,856	38,405	25.58%	25.58%

Money Market
2004			$12.12	3,748,256	50,417	(0.59%)	(0.59%)
2003			12.19	4,533,488	93,959	(0.81%)	(0.81%)
2002			12.29	6,679,479	184,006	(0.20%)	(0.20%)
2001			12.31	7,277,398	250,652	2.21%	2.21%

High Yield Bond
2004			$13.92	4,157,011	54,682	7.69%	7.69%
2003			12.93	4,168,575	69,930	18.38%	18.38%
2002			10.92	2,559,323	66,373	(4.53%)	(4.53%)
2001			11.44	1,955,677	67,597	(0.27%)	(0.27%)

Equity Income
2004			$11.67	1,927,266	29,652	10.41%	10.41%
2003			10.57	1,655,259	39,560	24.23%	24.23%
2002	01/03/02	01/07/02	8.51	1,057,594	39,876	(16.31%)	(16.79%)

Equity
2004			$13.35	2,470,867	102,463	3.47%	3.47%
2003			12.90	2,896,697	111,821	22.36%	22.36%
2002			10.54	3,332,774	138,568	(27.68%)	(27.68%)
2001			14.58	4,565,452	165,415	(23.01%)	(23.01%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit
	Commencement Date If Initial		AUV at End of	Number of Units
	Operating Period During Years Shown		Year/Period	Outstanding at End of Year/Period		Total Returns (1)
	Pacific	Pacific	Pacific Value and	Pacific	Pacific	Pacific	Pacific
	Value	Innovations	Pacific Innovations	Value	Innovations	Value	Innovations
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Aggressive Equity
2004			$10.93	2,062,558	73,513	17.06%	17.06%
2003			9.34	2,786,557	98,752	31.03%	31.03%
2002			7.13	2,876,384	123,803	(26.28%)	(26.28%)
2001			9.67	2,807,339	116,458	(18.56%)	(18.56%)

Large-Cap Value
2004			$12.50	18,743,037	279,696	8.18%	8.18%
2003			11.55	13,716,269	307,299	29.16%	29.16%
2002			8.95	9,355,708	335,730	(24.18%)	(24.18%)
2001			11.80	7,367,627	343,633	(5.19%)	(5.19%)

Comstock (2)
2004			$9.87	6,332,865	98,487	15.31%	15.31%
2003			8.56	4,096,799	99,377	29.30%	29.30%
2002			6.62	1,201,284	48,813	(23.39%)	(23.39%)
2001			8.64	1,050,502	50,417	(11.31%)	(11.31%)

Real Estate (2)
2004			$24.70	2,290,883	47,204	35.43%	35.43%
2003			18.24	1,944,818	57,710	35.34%	35.34%
2002			13.48	1,590,028	70,497	(1.90%)	(1.90%)
2001			13.74	1,167,679	79,343	6.81%	6.81%

Mid-Cap Growth
2004			$6.39	3,194,113	73,408	19.66%	19.66%
2003			5.34	2,605,454	46,408	28.32%	28.32%
2002			4.16	1,766,108	46,008	(47.87%)	(47.87%)
2001	01/02/01	01/02/01	7.99	1,009,314	32,020	(20.11%)	(20.11%)

Prudential Jennison
2004		N/A	$10.06	14,674		7.48%
2003		N/A	9.36	15,429		27.55%
2002		N/A	7.34	12,832		(32.26%)
2001	10/22/01	N/A	10.84	16,223		7.63%

Value
2004		N/A	$11.30	24,753		14.00%
2003		N/A	9.91	27,481		25.61%
2002		N/A	7.89	25,501		(23.58%)
2001	10/03/01	N/A	10.32	10,496		8.19%

SP William Blair International Growth (2)
2004		N/A	$11.91	17,875		14.28%
2003		N/A	10.42	18,748		36.93%
2002		N/A	7.61	10,732		(24.06%)
2001	10/03/01	N/A	10.02	2,525		7.96%

SP Prudential U.S. Emerging Growth
2004		N/A	$11.82	5,875		19.09%
2003		N/A	9.92	6,560		39.26%
2002		N/A	7.12	6,418		(33.49%)
2001	11/19/01	N/A	10.71	1,939		4.53%

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit
	Commencement Date If Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
				Innovations
	Pacific	Pacific		Select and		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Pacific One	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Blue Chip
2004				$8.84	$8.60	15,055,552	1,175,425	7,653	2.74%	2.74%	4.03%
2003				8.61	8.27	8,321,304	618,430	3,810	23.07%	23.07%	24.61%
2002				7.00	6.64	4,341,489	255,451	3,375	(27.30%)	(27.30%)	(26.38%)
2001	04/06/01	04/23/01	10/05/01	9.62	9.01	1,638,628	107,682	1,847	(2.18%)	(11.85%)	7.88%

Aggressive Growth
2004				$10.13	$9.40	603,214	16,621	404	9.83%	9.83%	11.21%
2003			07/28/03	9.22	8.45	560,772	15,032	1,999	24.34%	24.34%	25.90%
2002				7.42	6.71	520,735	23,738		(23.75%)	(23.75%)
2001	04/10/01	05/16/01		9.72	8.70	330,675	30,637		(6.12%)	(15.21%)

Diversified Research
2004				$11.16	$10.71	2,814,536	180,674	6,340	9.17%	9.17%	10.54%
2003			12/03/03	10.22	9.69	1,945,268	148,394	192	30.20%	30.20%	31.83%
2002				7.85	7.35	1,400,498	95,481		(25.59%)	(25.59%)
2001	04/04/01	04/23/01		10.55	9.76	689,111	38,983		7.12%	(0.10%)

Short Duration Bond
2004				$9.91	$10.12	8,977,631	1,000,940	4,019	(0.65%)	(0.65%)	0.60%
2003	05/01/03	05/01/03	05/01/03	9.97	10.06	5,126,474	561,635	2,334	(0.28%)	(0.28%)	0.56%

I-Net Tollkeeper
2004				$8.65	$7.49	183,373	3,310		10.59%	10.59%
2003				7.82	6.69	204,142	3,832		40.60%	40.60%
2002				5.57	4.70	86,367	43		(39.74%)	(39.74%)
2001	04/01/01	04/18/01		9.24	7.70	59,175	2,791		(13.86%)	(23.62%)

Financial Services
2004				$11.28	$10.99	690,843	37,332	140	6.73%	6.73%	8.07%
2003				10.57	10.17	668,364	31,284	169	26.64%	26.64%	28.23%
2002			09/23/02	8.34	7.93	505,448	21,065	111	(16.16%)	(16.16%)	4.99%
2001	04/06/01	04/18/01		9.95	9.34	340,866	34,542		2.77%	(3.32%)

Health Sciences
2004				$11.37	$10.26	791,475	37,356	1,042	5.57%	5.57%	6.90%
2003			12/03/03	10.77	9.60	828,543	36,366	380	25.48%	25.48%	27.06%
2002				8.58	7.56	608,030	30,154		(24.71%)	(24.71%)
2001	04/06/01	04/18/01		11.40	9.91	384,333	31,748		12.46%	2.75%

Technology
2004				$7.33	$6.43	1,155,537	56,033		1.76%	1.76%
2003				7.20	6.24	1,073,167	85,712		39.98%	39.98%
2002				5.15	4.40	604,395	44,354		(47.33%)	(47.33%)
2001	04/06/01	04/18/01		9.77	8.26	374,247	27,409		0.43%	(22.56%)

Focused 30
2004			07/06/04	$12.13	$11.93	295,421	46,449	1,181	12.74%	12.74%	14.16%
2003				10.76	10.45	285,259	27,315		39.65%	39.65%
2002				7.71	7.39	220,187	6,358		(30.70%)	(30.70%)
2001	04/16/01	04/18/01		11.12	10.53	133,218	4,055		8.90%	1.46%

Growth LT
2004				$9.37	$8.72	5,738,539	459,626	12,832	8.38%	8.38%	9.74%
2003				8.65	7.95	4,362,063	349,080	6,199	31.53%	31.53%	33.18%
2002				6.58	5.97	3,060,290	198,739	2,761	(30.28%)	(30.28%)	(29.40%)
2001	04/02/01	04/23/01	10/05/01	9.43	8.45	1,294,812	69,077	1,506	(5.69%)	(18.62%)	6.02%

Mid-Cap Value
2004				$15.07	$13.92	5,918,325	546,053	5,178	22.78%	22.78%	24.33%
2003				12.27	11.19	4,442,833	344,549	2,666	26.74%	26.74%	28.33%
2002				9.68	8.72	2,748,866	201,785	1,635	(16.03%)	(16.03%)	(14.97%)
2001	04/02/01	04/23/01	10/05/01	11.53	10.26	1,301,503	119,569	1,144	15.29%	9.39%	13.99%

International Value
2004				$10.93	$11.42	9,374,678	838,899	5,132	14.29%	14.29%	15.73%
2003				9.56	9.87	6,370,903	524,301	3,817	25.37%	25.37%	26.95%
2002				7.63	7.78	2,574,027	202,586	2,539	(15.49%)	(15.49%)	(14.42%)
2001	04/02/01	04/23/01	10/05/01	9.03	9.09	834,945	62,513	1,336	(9.73%)	(12.89%)	5.46%

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit
	Commencement Date If Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
				Innovations
	Pacific	Pacific		Select and		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Pacific One	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Capital Opportunities
2004				$9.28	$9.05	2,917,923	189,463	1,761	10.63%	10.63%	12.02%
2003				8.39	8.08	2,126,973	112,579	885	24.80%	24.80%	26.37%
2002				6.72	6.39	1,267,335	45,808	744	(28.12%)	(28.12%)	(27.22%)
2001	04/05/01	05/16/01	12/31/01	9.35	8.78	561,878	11,166	247	(6.81%)	(18.22%)	0.00%

International Large-Cap
2004				$11.12	$11.65	10,215,565	867,127	8,838	16.43%	16.43%	17.90%
2003				9.55	9.88	6,493,298	471,101	5,513	28.13%	28.13%	29.74%
2002				7.46	7.62	2,556,131	158,630	4,806	(19.14%)	(19.14%)	(18.12%)
2001	04/02/01	04/18/01	10/05/01	9.22	9.30	989,214	50,195	2,411	(7.79%)	(14.05%)	8.95%

Equity Index
2004				$10.38	$10.07	2,344,348	321,024	1,491	8.56%	8.56%	9.92%
2003				9.56	9.16	2,421,254	297,607	1,511	25.95%	25.95%	27.53%
2002				7.59	7.19	2,544,186	209,760	1,943	(23.77%)	(23.77%)	(22.81%)
2001	04/02/01	04/25/01	10/05/01	9.96	9.31	1,114,646	86,834	1,384	(0.41%)	(7.01%)	7.29%

Small-Cap Index
2004				$14.22	$13.15	3,962,745	345,691	2,735	15.60%	15.60%	17.06%
2003				12.30	11.24	2,074,241	212,791	4,400	43.85%	43.85%	45.65%
2002			06/21/02	8.55	7.71	1,065,894	78,381	398	(22.64%)	(22.64%)	(16.90%)
2001	04/11/01	04/18/01		11.05	9.85	204,137	27,686		8.12%	4.12%

Multi-Strategy
2004				$11.47	$11.38	1,172,919	195,687	6,328	7.80%	7.80%	9.16%
2003				10.64	10.43	1,152,985	179,035	6,364	21.02%	21.02%	22.54%
2002			09/23/02	8.80	8.51	998,418	83,505	140	(14.66%)	(14.66%)	3.44%
2001	04/06/01	04/30/01		10.31	9.85	519,267	42,531		3.45%	(1.77%)

Main Street Core (2)
2004				$9.55	$9.16	5,897,453	587,501	1,414	7.53%	7.53%	8.89%
2003				8.88	8.41	3,670,780	334,321	1,520	24.63%	24.63%	26.20%
2002				7.13	6.66	1,211,446	59,821	463	(29.72%)	(29.72%)	(28.83%)
2001	04/02/01	04/25/01	12/31/01	10.14	9.36	840,251	54,269	1,057	1.40%	(5.50%)	0.00%

Emerging Markets
2004				$21.23	$20.75	1,670,937	150,575	776	32.16%	32.16%	33.82%
2003				16.07	15.51	685,510	54,291	429	65.40%	65.40%	67.48%
2002				9.71	9.26	243,783	17,251	229	(4.85%)	(4.85%)	(3.65%)
2001	04/11/01	04/27/01	12/31/01	10.21	9.61	78,029	2,659	97	(0.58%)	(5.03%)	0.00%

Inflation Managed (2)
2004				$12.93	$13.50	10,020,214	1,129,999	5,688	6.90%	6.90%	8.25%
2003				12.10	12.48	5,855,231	699,185	3,020	6.26%	6.26%	7.60%
2002				11.38	11.59	3,212,778	470,913	1,144	13.33%	13.33%	14.76%
2001	04/02/01	04/25/01	10/05/01	10.04	10.10	1,016,780	81,623	841	0.45%	1.30%	(0.96%)

Managed Bond
2004				$12.08	$12.71	11,903,817	1,509,592	11,080	3.45%	3.45%	4.75%
2003				11.68	12.13	8,974,943	1,227,651	12,799	4.29%	4.29%	5.60%
2002				11.20	11.49	6,522,651	623,199	4,470	8.90%	8.90%	10.27%
2001	04/02/01	04/11/01	10/05/01	10.28	10.42	3,094,696	254,503	4,173	2.82%	3.76%	(1.51%)

Small-Cap Value
2004				$15.31	$15.63	2,555,569	240,708	2,371	22.13%	22.13%	23.67%
2003	05/01/03	05/01/03	05/01/03	12.54	12.64	1,517,298	125,926	734	25.37%	25.37%	26.42%

Money Market
2004				$9.87	$10.25	2,225,698	386,881	2,218	(0.84%)	(0.84%)	0.41%
2003				9.95	10.21	2,436,151	561,627	1,334	(1.06%)	(1.06%)	0.18%
2002				10.06	10.19	3,600,821	530,235	4,001	(0.44%)	(0.44%)	0.81%
2001	04/02/01	04/11/01	09/04/01	10.10	10.11	3,485,768	262,308	1,022	1.04%	0.97%	0.57%

High Yield Bond
2004				$11.56	$12.37	3,670,580	527,607	3,049	7.42%	7.42%	8.77%
2003				10.77	11.37	3,793,983	590,481	1,587	18.09%	18.09%	19.57%
2002				9.12	9.51	1,784,489	448,990	1,207	(4.77%)	(4.77%)	(3.57%)
2001	04/02/01	04/25/01	10/05/01	9.57	9.86	482,390	27,465	680	(4.27%)	(3.28%)	6.35%

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Stepped-Up Death Benefit
	Commencement Date If Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
				Innovations
	Pacific	Pacific		Select and		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Pacific One	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Equity Income
2004				$11.58	$12.03	1,156,049	90,889	1,785	10.13%	10.13%	11.52%
2003			03/12/03	10.52	10.78	969,820	59,487	250	23.92%	23.92%	25.48%
2002	01/03/02	02/05/02		8.49	8.59	588,682	34,520		(16.52%)	(12.39%)

Equity
2004				$9.24	$8.56	408,775	17,276	See (4)	3.22%	3.22%	4.51%
2003				8.95	8.19	455,200	20,358	See (4)	22.05%	22.05%	23.59%
2002				7.33	6.63	470,399	20,286	See (4)	(27.86%)	(27.86%)	(26.95%)
2001	04/10/01	04/23/01	12/13/01	10.16	9.07	442,282	9,976	341	(2.40%)	(10.40%)	0.00%

Aggressive Equity
2004				$12.34	$10.58	523,346	37,588	172	16.76%	16.76%	18.23%
2003				10.57	8.95	666,157	57,785	93	30.71%	30.71%	32.35%
2002			06/21/02	8.09	6.76	423,805	23,051	140	(26.47%)	(26.47%)	(20.37%)
2001	04/10/01	04/27/01		11.00	9.08	137,859	5,371		5.04%	(5.44%)

Large-Cap Value
2004				$10.44	$10.48	16,123,858	1,354,857	16,576	7.91%	7.91%	9.27%
2003				9.67	9.59	10,422,829	799,059	7,138	28.84%	28.84%	30.46%
2002				7.51	7.35	5,254,064	346,767	5,224	(24.37%)	(24.37%)	(23.42%)
2001	04/06/01	04/25/01	10/05/01	9.93	9.60	2,023,116	148,427	2,871	0.94%	(6.07%)	7.13%

Comstock (2)
2004				$10.68	$10.82	4,562,154	426,389	1,525	15.02%	15.02%	16.47%
2003				9.28	9.29	2,821,909	201,256	920	28.98%	28.98%	30.60%
2002			09/23/02	7.20	7.12	653,082	15,854	206	(23.58%)	(23.58%)	0.74%
2001	04/06/01	04/27/01		9.42	9.20	414,009	13,978		(2.46%)	(11.45%)

Real Estate (2)
2004				$19.49	$18.72	1,905,654	221,431	2,714	35.10%	35.10%	36.79%
2003				14.43	13.68	1,394,468	161,156	1,198	35.01%	35.01%	36.70%
2002				10.69	10.01	869,518	65,770	306	(2.15%)	(2.15%)	(0.92%)
2001	04/10/01	04/18/01	12/31/01	10.92	10.10	415,872	27,993	153	10.54%	9.94%	0.00%

Mid-Cap Growth
2004				$8.43	$6.99	2,216,459	156,262	4,906	19.36%	19.36%	20.86%
2003				7.06	5.78	2,025,364	118,155	9,043	28.00%	28.00%	29.61%
2002			01/24/02	5.52	4.46	1,574,297	61,788	689	(48.00%)	(48.00%)	(44.15%)
2001	04/05/01	04/18/01		10.61	8.48	756,565	51,567		3.66%	(13.68%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit
	Commencement Date If Initial Operating			Number of Units
	Period During Years Shown		AUV at	Outstanding at End of Year/Period		Total Returns (1)
	Pacific	Pacific	End	Pacific	Pacific	Pacific	Pacific
	Value	Innovations	of	Value	Innovations	Value	Innovations
Variable Accounts	Contracts	Contracts	Year/Period	Contracts	Contracts	Contracts	Contracts

Blue Chip
2004			$7.38	7,012,737	139,357	2.84%	2.84%
2003			7.17	6,018,981	134,395	23.19%	23.19%
2002			5.82	4,838,326	128,787	(27.23%)	(27.23%)
2001	01/02/01	01/10/01	8.00	2,498,852	112,661	(19.99%)	(22.36%)

Aggressive Growth
2004			$8.23	377,493	2,562	9.94%	9.94%
2003			7.49	508,450	3,837	24.46%	24.46%
2002			6.02	471,339	2,756	(23.67%)	(23.67%)
2001	01/02/01	02/08/01	7.88	395,785	14,934	(21.18%)	(24.16%)

Diversified Research
2004			$10.98	2,029,848	83,583	9.28%	9.28%
2003			10.05	1,799,237	89,681	30.33%	30.33%
2002			7.71	1,406,060	82,571	(25.51%)	(25.51%)
2001			10.35	1,037,855	100,919	(4.44%)	(4.44%)

Short Duration Bond
2004			$9.92	3,625,004	51,003	(0.55%)	(0.55%)
2003	05/01/03	05/01/03	9.98	3,204,077	61,377	(0.21%)	(0.21%)

I-Net Tollkeeper
2004			$4.09	1,117,305	55,704	10.70%	10.70%
2003			3.70	1,309,911	77,106	40.74%	40.74%
2002			2.63	1,857,935	110,387	(39.68%)	(39.68%)
2001			4.35	1,757,030	103,915	(35.05%)	(35.05%)

Financial Services
2004			$10.36	584,369	12,701	6.84%	6.84%
2003			9.69	600,592	16,566	26.77%	26.77%
2002			7.65	500,627	7,358	(16.07%)	(16.07%)
2001	01/02/01	01/23/01	9.11	417,466	4,358	(8.90%)	(7.07%)

Health Sciences
2004			$9.07	628,998	7,288	5.68%	5.68%
2003			8.59	661,341	9,392	25.61%	25.61%
2002			6.84	609,573	6,760	(24.64%)	(24.64%)
2001	01/02/01	01/23/01	9.07	524,438	5,099	(9.30%)	(0.31%)

Technology
2004			$4.37	867,710	12,945	1.86%	1.86%
2003			4.29	1,405,251	24,553	40.12%	40.12%
2002			3.06	588,970	8,410	(47.28%)	(47.28%)
2001	01/02/01	01/30/01	5.80	401,762	12,078	(41.97%)	(48.11%)

Focused 30
2004			$7.66	454,823	8,634	12.85%	12.85%
2003			6.79	499,305	11,224	39.79%	39.79%
2002			4.86	409,452	14,780	(30.63%)	(30.63%)
2001			7.00	487,453	22,130	(14.87%)	(14.87%)

Growth LT
2004			$20.50	3,135,422	85,910	8.48%	8.48%
2003			18.89	3,625,888	110,829	31.66%	31.66%
2002			14.35	4,124,734	148,206	(30.21%)	(30.21%)
2001			20.56	4,393,510	160,026	(30.79%)	(30.79%)

Mid-Cap Value
2004			$18.52	3,585,968	83,812	22.91%	22.91%
2003			15.07	3,685,168	93,841	26.87%	26.87%
2002			11.88	3,501,716	105,378	(15.94%)	(15.94%)
2001			14.13	2,937,900	134,668	11.32%	11.32%

International Value
2004			$13.02	4,603,069	86,245	14.40%	14.40%
2003			11.38	4,863,663	106,259	25.50%	25.50%
2002			9.07	4,008,551	124,578	(15.40%)	(15.40%)
2001			10.72	3,264,750	135,937	(23.24%)	(23.24%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit
	Commencement Date If Initial Operating			Number of Units
	Period During Years Shown		AUV at	Outstanding at End of Year/Period		Total Returns (1)
	Pacific	Pacific	End	Pacific	Pacific	Pacific	Pacific
	Value	Innovations	of	Value	Innovations	Value	Innovations
Variable Accounts	Contracts	Contracts	Year/Period	Contracts	Contracts	Contracts	Contracts

Capital Opportunities
2004			$8.26	1,216,298	35,052	10.74%	10.74%
2003			7.46	1,313,434	38,606	24.93%	24.93%
2002			5.97	1,172,909	37,392	(28.05%)	(28.05%)
2001	01/02/01	01/10/01	8.30	656,294	40,735	(17.01%)	(21.95%)

International Large-Cap
2004			$7.49	6,776,993	194,645	16.55%	16.55%
2003			6.43	6,763,231	229,704	28.25%	28.25%
2002			5.01	4,929,408	243,716	(19.06%)	(19.06%)
2001			6.19	3,240,232	327,597	(19.72%)	(19.72%)

Equity Index
2004			$18.95	2,626,601	71,606	8.67%	8.67%
2003			17.44	2,808,717	77,064	26.07%	26.07%
2002			13.83	3,414,826	114,455	(23.69%)	(23.69%)
2001			18.12	3,274,769	116,049	(13.69%)	(13.69%)

Small-Cap Index
2004			$14.33	3,262,651	101,897	15.72%	15.72%
2003			12.39	2,165,445	51,804	43.99%	43.99%
2002			8.60	1,846,871	42,546	(22.56%)	(22.56%)
2001			11.11	1,213,369	29,667	(0.04%)	(0.04%)

Multi-Strategy
2004			$17.13	1,138,090	35,821	7.91%	7.91%
2003			15.88	1,297,539	36,398	21.14%	21.14%
2002			13.11	1,237,715	36,624	(14.57%)	(14.57%)
2001			15.34	1,371,497	43,025	(2.88%)	(2.88%)

Main Street Core (2)
2004			$15.63	3,073,258	82,894	7.64%	7.64%
2003			14.52	3,142,470	97,490	24.76%	24.76%
2002			11.64	2,477,968	100,552	(29.65%)	(29.65%)
2001			16.54	2,930,724	127,795	(10.46%)	(10.46%)

Emerging Markets
2004			$11.96	1,922,314	30,819	32.29%	32.29%
2003			9.04	1,422,908	34,134	65.57%	65.57%
2002			5.46	1,274,996	26,351	(4.75%)	(4.75%)
2001			5.73	1,137,395	27,845	(10.28%)	(10.28%)

Inflation Managed (2)
2004			$16.53	4,113,632	64,305	7.01%	7.01%
2003			15.45	3,737,783	71,045	6.37%	6.37%
2002			14.52	3,262,347	103,323	13.45%	13.45%
2001			12.80	1,858,921	65,875	2.45%	2.45%

Managed Bond
2004			$15.75	5,968,687	124,002	3.55%	3.55%
2003			15.21	6,630,314	152,563	4.39%	4.39%
2002			14.57	7,323,534	219,093	9.01%	9.01%
2001			13.36	5,763,589	229,185	5.46%	5.46%

Small-Cap Value
2004			$15.34	1,018,994	18,016	22.25%	22.25%
2003	05/01/03	05/01/03	12.55	877,790	17,350	25.45%	25.45%

Money Market
2004			$12.01	2,668,782	23,988	(0.74%)	(0.74%)
2003			12.10	3,478,656	47,722	(0.96%)	(0.96%)
2002			12.22	5,621,521	139,002	(0.34%)	(0.34%)
2001			12.26	5,777,615	204,875	2.05%	2.05%

High Yield Bond
2004			$13.80	2,328,773	29,298	7.53%	7.53%
2003			12.83	2,711,440	38,353	18.21%	18.21%
2002			10.86	2,017,581	40,330	(4.68%)	(4.68%)
2001			11.39	1,583,223	44,400	(0.42%)	(0.42%)

Equity Income
2004			$11.62	924,458	7,482	10.24%	10.24%
2003			10.54	958,371	10,633	24.05%	24.05%
2002	01/07/02	01/03/02	8.50	750,600	18,952	(16.92%)	(16.44%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit
	Commencement Date If Initial Operating			Number of Units
	Period During Years Shown		AUV at	Outstanding at End of Year/Period		Total Returns (1)
	Pacific	Pacific	End	Pacific	Pacific	Pacific	Pacific
	Value	Innovations	of	Value	Innovations	Value	Innovations
Variable Accounts	Contracts	Contracts	Year/Period	Contracts	Contracts	Contracts	Contracts

Equity
2004			$13.23	1,407,483	40,202	3.32%	3.32%
2003			12.80	1,675,755	52,641	22.18%	22.18%
2002			10.48	1,891,855	73,479	(27.78%)	(27.78%)
2001			14.51	2,502,904	104,893	(23.13%)	(23.13%)

Aggressive Equity
2004			$10.84	1,133,147	19,432	16.88%	16.88%
2003			9.27	1,477,388	31,490	30.84%	30.84%
2002			7.09	1,700,359	42,236	(26.40%)	(26.40%)
2001			9.63	1,762,899	48,382	(18.68%)	(18.68%)

Large-Cap Value
2004			$12.39	7,117,498	130,013	8.02%	8.02%
2003			11.47	6,957,282	150,451	28.97%	28.97%
2002			8.89	6,003,811	167,731	(24.30%)	(24.30%)
2001			11.75	4,283,946	176,129	(5.33%)	(5.33%)

Comstock (2)
2004			$9.81	2,519,535	41,297	15.14%	15.14%
2003			8.52	2,147,193	51,040	29.11%	29.11%
2002			6.60	674,762	14,087	(23.51%)	(23.51%)
2001			8.62	595,596	16,437	(11.44%)	(11.44%)

Real Estate (2)
2004			$24.48	1,026,007	15,233	35.23%	35.23%
2003			18.10	1,167,198	29,940	35.14%	35.14%
2002			13.39	1,067,358	46,416	(2.05%)	(2.05%)
2001			13.68	852,530	30,363	6.65%	6.65%

Mid-Cap Growth
2004			$6.36	1,744,329	13,138	19.48%	19.48%
2003			5.32	1,683,194	17,619	28.13%	28.13%
2002			4.15	1,239,597	11,911	(47.95%)	(47.95%)
2001	01/02/01	02/08/01	7.98	697,944	13,270	(20.23%)	(22.01%)

Prudential Jennison
2004		N/A	$10.01	29,089		7.32%
2003		N/A	9.33	40,593		27.36%
2002		N/A	7.33	29,783		(32.36%)
2001	09/19/01	N/A	10.83	20,110		20.86%

Value
2004		N/A	$11.24	31,896		13.82%
2003		N/A	9.88	48,247		25.42%
2002		N/A	7.87	25,293		(23.70%)
2001	09/19/01	N/A	10.32	24,981		13.29%

SP William Blair International Growth (2)
2004		N/A	$11.85	28,265		14.11%
2003		N/A	10.39	38,744		36.73%
2002		N/A	7.60	22,157		(24.18%)
2001	10/18/01	N/A	10.02	4,185		4.46%

SP Prudential U.S. Emerging Growth
2004		N/A	$11.76	14,079		18.91%
2003		N/A	9.89	16,772		39.05%
2002		N/A	7.11	15,386		(33.59%)
2001	09/19/01	N/A	10.71	4,945		21.60%

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit
	Commencement Date if Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
	Pacific	Pacific		Innovations		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Select & Pacific	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	One Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Blue Chip
2004				$8.79	$8.56	5,058,308	257,342	4,693	2.58%	2.58%	3.87%
2003				8.57	8.24	4,492,838	256,164	3,593	22.88%	22.88%	24.43%
2002			07/15/02	6.98	6.62	3,460,103	196,501	3,211	(27.41%)	(27.41%)	(4.66%)
2001	04/11/01	04/10/01		9.61	9.01	1,290,854	75,424		(6.51%)	(6.46%)

Aggressive Growth
2004				$10.07	$9.35	345,929	20,317	See (4)	9.67%	9.67%	11.05%
2003				9.18	8.42	385,037	25,885	See (4)	24.15%	24.15%	25.71%
2002				7.40	6.70	396,138	23,235	See (4)	(23.86%)	(23.86%)	(22.91%)
2001	04/11/01	05/09/01	08/13/01	9.71	8.69	241,308	16,256	1,100	(5.79%)	(12.93%)	(6.33%)

Diversified Research
2004				$11.09	$10.66	1,595,171	69,607	9,506	9.00%	9.00%	10.37%
2003				10.18	9.66	1,511,183	71,636	7,157	30.00%	30.00%	31.64%
2002			02/22/02	7.83	7.34	1,389,542	63,099	4,118	(25.70%)	(25.70%)	(18.51%)
2001	04/11/01	04/10/01		10.54	9.75	496,758	41,778		3.71%	3.67%

Short Duration Bond
2004				$9.88	$10.09	2,971,880	281,138	1,834	(0.80%)	(0.80%)	0.45%
2003	05/01/03	05/01/03	05/01/03	9.96	10.05	2,854,347	328,469	1,437	(0.38%)	(0.38%)	0.46%

I-Net Tollkeeper
2004				$8.60	$7.45	128,119	9,578		10.42%	10.42%
2003				7.79	6.67	202,435	16,976		40.39%	40.39%
2002				5.55	4.69	133,469	7,416		(39.84%)	(39.84%)
2001	04/20/01	06/08/01		9.23	7.70	61,145	3,236		(26.44%)	(25.03%)

Financial Services
2004				$11.21	$10.93	393,595	13,526	285	6.57%	6.57%	7.91%
2003			08/01/03	10.52	10.13	470,514	16,330	285	26.45%	26.45%	28.04%
2002				8.32	7.91	459,482	36,985		(16.28%)	(16.28%)
2001	04/11/01	04/06/01		9.94	9.33	347,151	15,305		0.02%	2.66%

Health Sciences
2004			05/17/04	$11.30	$10.21	508,555	13,581	664	5.41%	5.41%	6.74%
2003				10.72	9.57	705,383	16,277		25.29%	25.29%
2002				8.56	7.54	713,719	22,863		(24.83%)	(24.83%)
2001	04/10/01	05/25/01		11.39	9.91	566,124	9,301		8.22%	(1.70%)

Technology
2004				$7.29	$6.40	621,340	34,487		1.61%	1.61%
2003				7.17	6.22	818,208	47,001		39.77%	39.77%
2002				5.13	4.39	515,237	24,855		(47.41%)	(47.41%)
2001	04/11/01	04/06/01		9.76	8.25	345,460	8,358		(12.55%)	0.31%

Focused 30
2004			05/21/04	$12.07	$11.87	218,935	8,853	354	12.57%	12.57%	13.99%
2003				10.72	10.41	260,196	8,459		39.44%	39.44%
2002				7.69	7.37	211,042	8,199		(30.81%)	(30.81%)
2001	04/20/01	06/08/01		11.11	10.53	151,411	7,049		2.04%	1.68%

Growth LT
2004				$9.32	$8.67	2,603,422	142,301	1,333	8.21%	8.21%	9.57%
2003				8.61	7.92	2,811,147	171,953	1,128	31.33%	31.33%	32.98%
2002			02/22/02	6.56	5.95	2,887,113	164,062	1,391	(30.38%)	(30.38%)	(20.37%)
2001	04/05/01	04/10/01		9.42	8.45	1,275,421	61,280		(6.68%)	(10.54%)

Mid-Cap Value
2004				$14.98	$13.84	2,623,177	203,990	2,313	22.60%	22.60%	24.14%
2003				12.22	11.15	2,890,203	227,153	2,590	26.55%	26.55%	28.14%
2002				9.66	8.70	2,389,821	242,811	2,435	(16.15%)	(16.15%)	(15.10%)
2001	04/10/01	04/10/01	08/13/01	11.52	10.25	1,186,018	96,268	998	13.26%	13.26%	3.34%

International Value
2004				$10.87	$11.36	3,291,061	197,275	4,439	14.12%	14.12%	15.55%
2003				9.53	9.84	3,655,738	237,808	4,281	25.19%	25.19%	26.76%
2002			07/15/02	7.61	7.76	2,461,826	177,351	3,694	(15.61%)	(15.61%)	(5.78%)
2001	04/05/01	04/10/01		9.02	9.08	851,203	78,043		(11.31%)	(12.56%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit
	Commencement Date if Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
	Pacific	Pacific		Innovations		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Select & Pacific	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	One Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Capital Opportunities
2004				$9.23	$9.00	1,042,960	49,467	423	10.46%	10.46%	11.85%
2003				8.35	8.05	1,141,590	57,693	407	24.62%	24.62%	26.18%
2002			10/31/02	6.70	6.38	958,306	53,650	252	(28.23%)	(28.23%)	1.06%
2001	04/02/01	04/30/01		9.34	8.78	448,482	21,497		(6.62%)	(17.53%)

International Large-Cap
2004				$11.06	$11.59	3,508,209	198,406	4,705	16.26%	16.26%	17.72%
2003				9.51	9.84	3,578,216	220,766	4,555	27.93%	27.93%	29.54%
2002			10/31/02	7.44	7.60	2,293,198	152,705	1,474	(19.26%)	(19.26%)	0.67%
2001	04/05/01	04/11/01		9.21	9.29	886,013	67,791		(9.72%)	(11.48%)

Equity Index
2004				$10.32	$10.02	1,267,489	83,640	See (4)	8.40%	8.40%	9.76%
2003				9.52	9.13	1,680,027	77,086	See (4)	25.76%	25.76%	27.34%
2002			02/22/02	7.57	7.17	2,382,816	120,006	922	(23.88%)	(23.88%)	(18.85%)
2001	04/05/01	04/11/01		9.95	9.30	1,209,353	42,899		(0.99%)	(2.26%)

Small-Cap Index
2004				$14.14	$13.08	1,748,128	155,615	5,229	15.43%	15.43%	16.88%
2003				12.25	11.19	1,400,194	142,116	3,887	43.63%	43.63%	45.43%
2002				8.53	7.70	971,831	110,740	3,905	(22.75%)	(22.75%)	(21.78%)
2001	04/19/01	05/02/01	08/13/01	11.04	9.84	186,900	46,235	1,032	2.75%	(1.20%)	2.53%

Multi-Strategy
2004				$11.41	$11.32	679,007	22,928	1,774	7.64%	7.64%	8.99%
2003				10.60	10.39	752,111	28,094	1,774	20.84%	20.84%	22.35%
2002			02/22/02	8.77	8.49	641,237	21,126	1,774	(14.79%)	(14.79%)	(9.64%)
2001	04/11/01	05/24/01		10.29	9.84	380,828	9,678		1.55%	(3.88%)

Main Street Core (2)
2004				$9.50	$9.11	2,399,097	112,452	3,103	7.37%	7.37%	8.72%
2003				8.85	8.38	2,356,022	129,961	2,443	24.45%	24.45%	26.01%
2002			02/22/02	7.11	6.65	1,015,515	51,050	1,418	(29.82%)	(29.82%)	(22.05%)
2001	04/05/01	04/11/01		10.13	9.36	697,289	25,962		0.59%	(1.50%)

Emerging Markets
2004				$21.11	$20.64	523,622	26,234	1,819	31.96%	31.96%	33.62%
2003				16.00	15.45	336,278	19,442	1,348	65.15%	65.15%	67.23%
2002			07/15/02	9.69	9.24	225,126	22,831	1,057	(4.99%)	(4.99%)	(9.31%)
2001	04/11/01	05/09/01		10.20	9.60	90,230	4,419		(0.69%)	(6.71%)

Inflation Managed (2)
2004				$12.86	$13.43	3,738,839	324,555	2,471	6.74%	6.74%	8.08%
2003				12.05	12.43	3,707,537	321,700	3,950	6.10%	6.10%	7.44%
2002			02/22/02	11.35	11.57	2,692,681	350,553	2,074	13.16%	13.16%	13.54%
2001	04/05/01	04/11/01		10.03	10.10	772,661	44,662		0.43%	0.97%

Managed Bond
2004				$12.01	$12.64	5,322,509	330,723	2,966	3.29%	3.29%	4.59%
2003				11.63	12.08	6,038,644	402,558	4,539	4.13%	4.13%	5.44%
2002			07/15/02	11.17	11.46	5,940,033	427,801	2,942	8.74%	8.74%	5.49%
2001	04/05/01	04/10/01		10.27	10.41	2,643,122	154,159		2.80%	3.47%

Small-Cap Value
2004				$15.27	$15.59	765,219	36,769	855	21.95%	21.95%	23.48%
2003	05/01/03	05/01/03	05/01/03	12.52	12.63	745,713	41,493	604	25.25%	25.25%	26.29%

Money Market
2004				$9.81	$10.20	1,402,841	110,060	See (4)	(0.99%)	(0.99%)	0.26%
2003				9.91	10.17	1,588,852	151,415	See (4)	(1.21%)	(1.21%)	0.04%
2002			11/25/02	10.03	10.17	3,129,500	567,037	590	(0.59%)	(0.59%)	0.03%
2001	04/05/01	04/11/01		10.09	10.10	2,157,872	431,931		0.91%	0.86%

High Yield Bond
2004				$11.50	$12.30	1,389,214	104,003	463	7.26%	7.26%	8.61%
2003				10.72	11.33	1,727,493	155,869	320	17.91%	17.91%	19.39%
2002			02/22/02	9.09	9.49	1,241,320	76,951	318	(4.91%)	(4.91%)	(2.61%)
2001	04/05/01	04/11/01		9.56	9.86	406,825	18,704		(2.94%)	(3.03%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Contracts with Premier Death Benefit
	Commencement Date if Initial Operating			AUV at End of		Number of Units
	Period During Years Shown			Year/Period		Outstanding at End of Year/Period			Total Returns (1)
				Pacific
				Innovations
				Select and
	Pacific	Pacific		One		Pacific	Pacific		Pacific	Pacific
	Innovations	One	Pacific	Pacific	Pacific	Innovations	One	Pacific	Innovations	One	Pacific
	Select	Select	Odyssey	Select	Odyssey	Select	Select	Odyssey	Select	Select	Odyssey
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts

Equity Income
2004				$11.53	$11.97	539,768	40,844	1,130	9.97%	9.97%	11.35%
2003				10.49	10.75	593,998	54,208	1,130	23.74%	23.74%	25.29%
2002	01/04/02	01/10/02	07/15/02	8.47	8.58	466,253	42,555	1,130	(17.33%)	(16.53%)	(3.05%)

Equity
2004				$9.19	$8.52	455,566	20,635		3.06%	3.06%
2003				8.91	8.16	642,882	22,306		21.87%	21.87%
2002				7.31	6.61	529,832	23,890		(27.97%)	(27.97%)
2001	04/10/01	06/08/01		10.15	9.07	388,844	14,981		(2.51%)	(13.83%)

Aggressive Equity
2004				$12.27	$10.52	237,265	27,486	1,575	16.59%	16.59%	18.06%
2003				10.53	8.91	402,565	36,174	1,573	30.51%	30.51%	32.15%
2002			07/15/02	8.07	6.75	369,398	51,139	1,565	(26.58%)	(26.58%)	(8.50%)
2001	04/10/01	04/10/01		10.99	9.07	113,526	15,249		4.92%	4.92%

Large-Cap Value
2004				$10.38	$10.42	6,016,668	295,906	4,850	7.75%	7.75%	9.11%
2003				9.63	9.55	6,090,920	370,669	4,044	28.64%	28.64%	30.26%
2002			07/15/02	7.49	7.33	4,854,748	291,744	3,654	(24.49%)	(24.49%)	(6.83%)
2001	04/10/01	05/01/01		9.92	9.59	1,787,341	85,595		(2.58%)	(8.40%)

Comstock (2)
2004				$10.62	$10.77	1,507,530	119,662	823	14.85%	14.85%	16.29%
2003			05/01/03	9.25	9.26	1,465,531	89,794	687	28.78%	28.78%	30.40%
2002				7.18	7.10	459,562	42,501		(23.70%)	(23.70%)
2001	04/19/01	06/21/01		9.41	9.19	341,710	9,893		(10.58%)	(8.71%)

Real Estate (2)
2004				$19.38	$18.62	783,966	65,562	1,441	34.89%	34.89%	36.59%
2003				14.37	13.63	906,395	74,925	2,233	34.80%	34.80%	36.50%
2002			02/19/02	10.66	9.99	742,357	69,432	2,112	(2.29%)	(2.29%)	(1.96%)
2001	04/10/01	04/11/01		10.91	10.09	323,797	25,918		10.42%	12.27%

Mid-Cap Growth
2004			11/08/04	$8.38	$6.96	1,060,288	72,535	685	19.18%	19.18%	20.68%
2003				7.03	5.76	1,182,007	81,014		27.81%	27.81%
2002				5.50	4.45	1,093,405	64,641		(48.08%)	(48.08%)
2001	04/11/01	05/18/01		10.60	8.47	537,801	33,315		(5.00%)	(23.23%)

See Notes to Financial Statements	See explanation of references on K-19

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Total Net Assets at End of Year				Ratios of Investment Income
	(in $000's)				to Average Net Assets (5)
Variable Accounts	2004	2003	2002	2001	2004	2003	2002	2001

Blue Chip (3)	$1,687,616	$964,872	$477,035	$399,449	0.77%	0.30%	0.13%	0.12%
Aggressive Growth (3)	64,675	57,206	38,543	65,995	0.00%	0.00%	0.00%	0.00%
Diversified Research	442,305	300,306	172,513	187,682	0.66%	0.41%	0.29%	0.25%
Short Duration Bond (3)	1,282,032	798,637			2.55%	2.69%
I-Net Tollkeeper	50,076	55,317	34,687	60,855	0.00%	0.00%	0.00%	0.00%
Financial Services (3)	81,895	81,029	54,325	51,666	0.82%	0.81%	0.25%	0.47%
Health Sciences (3)	104,225	100,427	63,160	70,563	0.00%	0.00%	0.00%	0.00%
Technology (3)	79,164	103,527	34,306	42,027	0.00%	0.00%	0.00%	0.00%
Focused 30	77,339	61,035	31,967	47,227	0.06%	0.00%	0.16%	0.07%
Growth LT	1,219,527	1,097,592	859,556	1,282,100	0.00%	0.00%	1.02%	16.55%
Mid-Cap Value	1,371,581	905,461	554,894	606,359	0.40%	0.62%	6.88%	3.28%
International Value	1,612,193	1,127,110	609,313	597,761	1.75%	2.00%	1.04%	2.55%
Capital Opportunities (3)	324,592	221,280	118,604	114,712	0.82%	0.49%	0.21%	0.20%
International Large-Cap	1,547,290	922,668	387,361	374,447	1.14%	1.37%	0.93%	0.82%
Equity Index	782,694	772,537	731,684	970,855	1.70%	1.47%	9.64%	1.41%
Small-Cap Index	914,933	491,260	224,678	154,533	0.74%	0.76%	0.85%	8.88%
Multi-Strategy	368,928	367,211	295,652	375,938	1.70%	1.65%	3.13%	2.66%
Main Street Core (2)	1,027,423	769,037	408,214	694,811	1.45%	1.19%	0.70%	1.70%
Emerging Markets	550,207	230,453	96,542	93,715	2.18%	1.36%	0.51%	0.14%
Inflation Managed (2)	1,991,098	1,343,374	969,025	437,761	7.22%	6.56%	2.45%	3.55%
Managed Bond	2,303,163	1,907,366	1,807,539	1,443,776	4.12%	9.40%	5.43%	5.08%
Small-Cap Value (3)	525,271	275,887			4.24%	1.67%
Money Market	578,711	679,894	1,128,294	1,048,968	0.99%	0.80%	1.41%	3.57%
High Yield Bond	710,349	700,342	356,950	284,405	7.11%	7.42%	8.82%	9.72%
Equity Income (3)	200,464	154,163	91,362		1.60%	1.48%	1.59%
Equity	224,905	268,303	247,642	444,528	0.71%	0.36%	0.34%	6.08%
Aggressive Equity	180,521	209,317	156,379	194,874	0.61%	0.54%	0.00%	0.00%
Large-Cap Value	2,398,999	1,551,417	804,079	775,383	1.47%	1.46%	1.09%	3.79%
Comstock (2)	670,082	369,305	64,298	71,145	1.32%	1.11%	0.10%	0.40%
Real Estate (2)	590,482	378,106	223,697	171,783	3.29%	5.46%	5.59%	3.92%
Mid-Cap Growth (3)	191,057	140,665	75,943	81,283	0.00%	0.00%	0.00%	0.00%
Prudential Jennison (3)	546	667	410	451	0.04%	0.00%	0.00%	0.00%
Value (3)	837	965	590	472	0.91%	1.03%	1.24%	28.39%
SP William Blair International Growth (2),(3)	714	759	363	153	0.00%	0.00%	0.00%	0.00%
SP Prudential U.S. Emerging Growth (3)	270	264	180	104	0.03%	0.00%	0.00%	0.00%
One Group Investment Trust Bond (3)	32,173				0.00%
One Group Investment Trust Equity Index (3)	226				0.00%
One Group Investment Trust Diversified Equity (3)	70				0.00%
One Group Investment Trust Large Cap Growth (3)	29,388				0.00%
One Group Investment Trust Mid Cap Value (3)	12,649				0.00%
One Group Investment Trust Mid Cap Growth (3)	86				0.00%

Explanation of References for Financial Highlights on K-1 through K-19

(1)	Total returns reflect a deduction for mortality and expense risk, administrative charges, and additional death benefit rider charges, if any, assessed through the daily accumulation unit value calculation and these charges are assessed at annual rates ranging from 0.40% to 2.00% of the average daily net assets of each Variable Account as discussed in Note 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income. Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account. Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account. Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account. Prior to 05/01/2004, SP William Blair International Growth Variable Account was named SP Jennison International Growth Variable Account.

(3)	Operations commenced on January 2, 2001 for the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Capital Opportunities, and Mid-Cap Growth Variable Accounts; September 6, 2001 for the Prudential Jennison, Value, SP William Blair International Growth, and SP Prudential U.S. Emerging Growth Variable Accounts; January 2, 2002 for the Equity Income Variable Account; May 1, 2003 for the Short Duration Bond and Small-Cap Value Variable Accounts; and June 10, 2004 for the One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth.

(4)	All purchased units were fully redeemed prior to end of the year.

(5)	The ratios of investment income to average daily net assets are annualized for periods of less than one full year.

N/A:	Not Available

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2004 is comprised of forty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM (Concentrated Growth effective February 1, 2005), Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, Mid-Cap Growth, Prudential Jennison, Value, SP William Blair International Growth (formerly SP Jennison International Growth), SP Prudential U.S. Emerging Growth, One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth Variable Accounts. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each of the first thirty-one Variable Accounts invest in shares of the corresponding portfolios of the Pacific Select Fund, the assets of the next four Variable Accounts invest in the Class II shares of the corresponding portfolios of the Prudential Series Fund, Inc., and the assets of the last six Variable Accounts invest in shares of the corresponding portfolios of the One Group Investment Trust (collectively, the “Funds”). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The Separate Account organized and registered with the Securities and Exchange Commission six new Variable Accounts that began operations in 2004: The One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth. All Variable Accounts commenced operations on June 10, 2004.

     The net assets of the Pacific Select Fund’s Research, Global Growth, Telecommunications, and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications, and Small-Cap Equity Variable Accounts, were transferred to the Pacific Select Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios, except for the Reorganization between the Small-Cap Equity Portfolio and the Small-Cap Index Portfolio, which took place on April 30, 2004. In connection with the Reorganization, a total of 717,495 outstanding accumulation units (valued at $6,846,543) of the Research Variable Account were exchanged for 671,952 accumulation units with equal value of the Diversified Research Variable Account; a total of 4,665,549 outstanding accumulation units (valued at $42,108,920) of the Global Growth Variable Account were exchanged for 5,743,180 accumulation units with equal value of the International Large-Cap Variable Account; a total of 4,853,721 outstanding accumulation units (valued at $20,133,882) of the Telecommunications Variable Account were exchanged for 3,962,598 accumulation units with equal value of the Technology Variable Account; and a total of 17,120,536 outstanding accumulation units (valued at $258,869,466) of the Small-Cap Equity Variable Account were exchanged for 20,644,781 accumulation units with equal value of the Small-Cap Index Variable account.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

     D. Contracts in Payout Period

     Net assets allocated to contracts in payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.

3. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

4. DIVIDENDS

     During 2004, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Mid-Cap Growth, SP William Blair International Growth, One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth Portfolios. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

5. CHARGES AND EXPENSES

     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific One, Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey. Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for contracts issued before May 1, 2003, the Premier Death Benefit Rider. These death benefit riders are not available to owners of Pacific Portfolios and Pacific One Contracts as of December 31, 2004. Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (M&E) and administrative expenses Pacific Life assumes, and additional death benefit riders for Pacific One Select, Pacific Value, Pacific Innovations, Pacific Innovations Select, and Pacific Odyssey Contract Owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

	Death Benefit Options
	Standard	With Stepped-	With Premier
Pacific Portfolios and Pacific	Death	Up Death	Death Benefit
One Contracts	Benefit	Benefit Rider	Rider

M&E Risk Charge	1.25%	N/A	N/A
Administrative Fee	0.15%	N/A	N/A
Death Benefit Rider Charge	None	N/A	N/A

Total Annual Expenses	1.40%	N/A	N/A

Pacific Value and Pacific
Innovations Contracts

M&E Risk Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Innovations Select
and Pacific One Select
Contracts

M&E Risk Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific Odyssey Contracts

M&E Risk Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

     The cost of investments in the Funds’ shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of charges for mortality and expense risks assumed, administrative charges and additional death benefit rider charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2004 were as follows (amounts in thousands):

	Variable Accounts
	Blue	Aggressive	Diversified	Short Duration	I-Net	Financial
	Chip	Growth	Research	Bond	Tollkeeper	Services

Total cost of investments at beginning of year	$931,025	$49,887	$270,757	$803,142	$43,783	$69,364
Add: Total net proceeds from policy and M&E transactions	670,166	21,388	150,583	573,414	18,716	22,251
Reinvested distributions from the Funds	10,160	—	2,465	27,214	—	693

Sub-Total	1,611,351	71,275	423,805	1,403,770	62,499	92,308
Less: Cost of investments disposed during the year	33,101	20,532	52,717	103,154	28,657	27,766

Total cost of investments at end of year	1,578,250	50,743	371,088	1,300,616	33,842	64,542
Add: Unrealized appreciation (depreciation)	109,476	13,936	71,248	(18,521)	16,238	17,359

Total market value of investments at end of year	$1,687,726	$64,679	$442,336	$1,282,095	$50,080	$81,901

	Health	Tech-	Focused	Growth	Mid-Cap	International
	Sciences	nology	30	LT	Value	Value

Total cost of investments at beginning of year	$89,056	$86,724	$52,535	$1,230,347	$749,594	$878,015
Add: Total net proceeds from policy and M&E transactions	34,682	32,496	37,787	190,981	334,785	690,753
Reinvested distributions from the Funds	—	—	36	—	4,479	23,139

Sub-Total	$123,738	119,220	90,358	1,421,328	1,088,858	1,591,907
Less: Cost of investments disposed during the year	38,150	59,918	31,009	288,494	128,892	429,726

Total cost of investments at end of year	85,588	59,302	59,349	1,132,834	959,966	1,162,181
Add: Unrealized appreciation	18,643	19,868	17,995	86,766	411,700	449,991

Total market value of investments at end of year	$104,231	$79,170	$77,344	$1,219,600	$1,371,666	$1,612,172

	Capital	International	Equity	Small-Cap	Multi-	Main Street
	Opportunities	Large-Cap	Index	Index	Strategy	Core

Total cost of investments at beginning of year	$214,535	$738,159	$723,284	$404,504	$357,308	$822,853
Add: Total net proceeds from policy and M&E transactions	106,602	521,253	120,093	457,348	30,960	198,392
Reinvested distributions from the Funds	2,177	13,665	12,831	5,152	6,154	12,773

Sub-Total	323,314	1,273,077	856,208	867,004	394,422	1,034,018
Less: Cost of investments disposed during the year	44,713	124,977	198,244	167,069	65,447	35,547

Total cost of investments at end of year	278,601	1,148,100	657,964	699,935	328,975	998,471
Add: Unrealized appreciation	46,008	399,263	124,782	215,067	39,975	29,019

Total market value of investments at end of year	$324,609	$1,547,363	$782,746	$915,002	$368,950	$1,027,490

	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Markets	Managed	Bond	Value	Market	Bond

Total cost of investments at beginning of year	$149,201	$1,227,954	$1,856,786	$234,462	$679,125	$643,233
Add: Total net proceeds from policy and M&E transactions	233,571	582,783	452,573	222,938	1,152,663	324,629
Reinvested distributions from the Funds	7,818	122,196	87,835	16,299	7,067	46,503

Sub-Total	390,590	1,932,933	2,397,194	473,699	1,838,855	1,014,365
Less: Cost of investments disposed during the year	54,896	86,628	171,543	64,442	1,260,849	372,822

Total cost of investments at end of year	335,694	1,846,305	2,225,651	409,257	578,006	641,543
Add: Unrealized appreciation	214,265	144,930	77,677	116,039	864	68,798

Total market value of investments at end of year	$549,959	$1,991,235	$2,303,328	$525,296	578,870	$710,341

	Equity		Aggressive	Large-Cap		Real
	Income	Equity	Equity	Value	Comstock	Estate

Total cost of investments at beginning of year	$130,461	$298,479	$184,893	$1,442,530	$318,679	$292,490
Add: Total net proceeds from policy and M&E transactions	54,771	23,486	42,990	704,304	229,275	120,972
Reinvested distributions from the Funds	2,807	1,715	1,096	28,966	6,649	15,131

Sub-Total	188,039	323,680	228,979	2,175,800	554,603	428,593
Less: Cost of investments disposed during the year	30,124	103,586	99,205	59,815	16,619	65,952

Total cost of investments at end of year	157,915	220,094	129,774	2,115,985	537,984	362,641
Add: Unrealized appreciation	42,561	4,826	50,751	283,152	132,135	227,876

Total market value of investments at end of year	$200,476	$224,920	$180,525	$2,399,137	$670,119	$590,517

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts
						One Group
				SP William Blair	SP Prudential	Investment
	Mid-Cap	Prudential		International	U.S. Emerging	Trust
	Growth	Jennison	Value	Growth (1)	Growth	Bond (2)

Total cost of investments at beginning of year/period	$135,813	$496	$857	$523	$248	$—
Add: Total net proceeds from policy and M&E transactions	56,911	6	2	1	1	31,900
Reinvested distributions from the Funds	—	—	7	—	—	—

Sub-Total	192,724	502	866	524	249	31,900
Less: Cost of investments disposed during the year/period	46,435	135	244	124	41	—

Total cost of investments at end of year/period	146,289	367	622	400	208	31,900
Add: Unrealized appreciation	44,780	179	215	315	62	275

Total market value of investments at end of year/period	$191,069	$546	$837	$715	$270	$32,175

	One Group	One Group	One Group	One Group	One Group
	Investment	Investment	Investment	Investment	Investment
	Trust Equity	Trust Diversified	Trust Large	Trust Mid	Trust Mid
	Index (2)	Equity (2)	Cap Growth (2)	Cap Value (2)	Cap Growth (2)

Total cost of investments at beginning of period	$—	$—	$—	$—	$—
Add: Total net proceeds from policy and M&E transactions	220	67	27,624	11,727	82
Reinvested distributions from the Funds	—	—	—	—	—

Sub-Total	220	67	27,624	11,727	82
Less: Cost of investments disposed during the period	11	—	—	—	—

Total cost of investments at end of period	209	67	27,624	11,727	82
Add: Unrealized appreciation	17	3	1,765	923	4

Total market value of investments at end of period	$226	$70	$29,389	$12,650	$86

(1)	Formerly named SP Jennison International Growth Variable Account.

(2)	Operations commenced on June 10, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Pacific Life Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, Mid-Cap Growth, Prudential Jennison, Value, SP William Blair International Growth (formerly SP Jennison International Growth), SP Prudential U.S. Emerging Growth, One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended (as to the One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth Variable Accounts, for the period from commencement of operations through December 31, 2004), the statements of changes in net assets for each of the two years in the period then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the year ended December 31, 2004, and for the period from commencement of operations through December 31, 2003, and as to the One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth Variable Accounts, for the period from commencement of operations through December 31, 2004), and the financial highlights for each of the four years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, Mid-Cap Growth, Prudential Jennison, Value, SP William Blair International Growth (formerly SP Jennison International Growth), SP Prudential U.S. Emerging Growth, One Group Investment Trust Bond, One Group Investment Trust Equity Index, One Group Investment Trust Diversified Equity, One Group Investment Trust Large Cap Growth, One Group Investment Trust Mid Cap Value, and One Group Investment Trust Mid Cap Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2004). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
March 1, 2005

M-1

Annual Reports
as of December 31, 2004

•	Pacific Select Fund
•	Separate Account A of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	2143-5A